                       [Mayer, Brown & Platt letterhead]
                             Mayer, Brown & Platt
                           1675 Broadway, Suite 1900
                           New York, New York 10019
                              Tel: (212) 506-2670
                              Fax: (212) 262-1910


July 27, 1999


United States Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-1004

Re:  Meyers Investment Trust
     Post-Effective Amendment No. 6 to Form N-1A
     (File Nos. 333-02111 and 811-7581)
     -------------------------------------------

Dear Sir or Madam:

     On behalf of the above-referenced registrant ("Registrant"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") pursuant to the Investment Company Act of 1940, as amended ("1940 Act"), the Securities Act of 1933, as amended ("1933 Act") and Rule 485(a) of Regulation C thereunder, is Post-Effective Amendment No. 6 to the Registrant's registration statement on Form N-1A.

     The purpose of this filing is to provide a prospectus for the Meyers Pride Value Fund Shares, which has been revised to comply with new Form N-1A and plain English requirements.

     This transmission contains conformed signature pages, the manually signed originals of which are maintained at the Registrant's offices.

     Please contact Michael G. Palek at (202) 263-3239 or the undersigned at the above-referenced number with any questions or comments.

                              Yours truly,

                              Mayer, Brown & Platt
                              By: /s/Beth R. Kramer
                                 ------------------
                                     Beth R. Kramer

cc:   Michael J. Shaffer (w/encl.)
      Shelly J. Meyers (w/encl.)

     As Filed with the Securities and Exchange Commission on July 27, 1999

              Securities Act Registration Statement No. 333-02111
                   Investment Company Act File No. 811-7581

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
               -------------------------------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No.  6
                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 8
                       (Check appropriate box or boxes)

                            MEYERS INVESTMENT TRUST
                          (A Delaware Business Trust)
              (Exact name of Registrant as specified in charter)

                            8901 Wilshire Boulevard
                        Beverly Hills, California 90211
                                (310) 657-9393
   (Address of Principal Executive Offices, including Zip Code and Telephone
                            Number, with Area Code)
--------------------------------------------------------------------------------

                                Shelly J. Meyers
                            8901 Wilshire Boulevard
                        Beverly Hills, California 90211
                    (Name and Address of Agent for Service)
--------------------------------------------------------------------------------

                                With copies to:

Beth R. Kramer, Esq.                                     Manderley Rush, Esq.
Mayer, Brown & Platt                                     BISYS Fund Services
1675 Broadway, Suite 1900                                3435 Stelzer Road
New York, New York 10019                                 Columbus, Ohio 43219

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of rule 485

[X] 60 days after filing pursuant to paragraph (a)(1)

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                       [Logo of Meyers Pride Value Fund]


              A mutual fund that seeks to attain long-term capital
               appreciation by investing in equity securities of
                      undervalued companies identified as
                            having progressive Open
                               Workplace policies

                                      [_]

                                   Prospectus

                               September   , 1999

    As with all mutual funds, the Securities and Exchange Commission has not approved or
 disapproved of these securities or passed on the adequacy of this prospectus.
             Anyone who tells you otherwise is committing a crime.

                               Table of Contents

Overview....................................................................   3
  Fund Summary..............................................................   3
  Who May Want to Invest in the Fund........................................   4
  Performance...............................................................   5
  Fees and Expenses.........................................................   6
Fund Details................................................................   7
  Investment Objectives.....................................................   7
  Principal Investment Strategies...........................................   7
  Principal Risks of Investing in the Fund..................................   9
Fund Management.............................................................   9
  The Investment Manager and Adviser........................................   9
  Fund Distribution.........................................................  11
Shareholder Information.....................................................  11
  Pricing of Fund Shares....................................................  11
  Buying and Selling Shares.................................................  12
  Dividends and Capital Gains Distributions.................................  16
  Tax Consequences..........................................................  16
  The Year 2000 Problem.....................................................  17
Financial Highlights........................................................  18

This prospectus describes the objectives and strategies of the Fund, the potential risks of investing, the Fund's management, and other information necessary to make an informed investment decision. Please read it carefully before you invest and then retain it for future reference.


The Fund is a separate series of Meyers Investment Trust.

Overview

Fund Summary

What are the Fund's investment objectives?

The Fund seeks to attain long-term capital appreciation by investing in a diversified portfolio of equity securities of undervalued but nevertheless fundamentally sound companies. The Fund invests exclusively in companies having progressive Open Workplace policies. The minimum criteria for identifying companies with Open Workplace policies is that they have in place explicit policies against discrimination in hiring and promotion based on sexual orientation.

What are the Fund's principal investment strategies?

  . The Fund will use an actively managed, value-based investment approach focusing on the long-term market cycle (at least 3 - 5 years) to identify investments.

  . The Fund expects to invest at least 60% of its net assets in equity securities of companies with a total market capitalization of at least $2 billion.

  . The Fund invests in equity securities of publicly traded companies, primarily common stocks. The Fund may also invest in preferred stocks, warrants and debt instruments convertible into stock.

  . The Fund invests exclusively in companies having progressive Open Workplace policies.

What are the principal risks of investing in the Fund?

An investment in the Fund involves risks. You can lose money by investing in the Fund. When you sell shares of the Fund, they could be worth less than what you paid for them. All or some of these risks may adversely affect the Fund's net asset value, yield and/or total return.

  . Market risk. Stock markets are volatile and prices of equity securities can decline significantly in response to adverse political, regulatory or economic developments.

  . Price fluctuations of equity securities. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market, economic and political conditions. Smaller companies are especially sensitive to these factors.

  . Investment manager risk. There can be no assurance that the investment manager's application of the Fund's investment strategies will be successful, and the Fund may underperform the stock market or other funds. In addition, because the Fund invests exclusively in securities issued by companies identified as having explicit policies against discrimination in hiring and promotion based on sexual orientation, the investment manager may have fewer investments to choose from than managers of other funds.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell shares of the Fund, they could be worth less than what you paid for them.

Who May Want to Invest in the Fund

The Fund may be appropriate for investors who:

  . are seeking an actively managed, value style investment strategy

  . have a long-term investment horizon

  . are seeking to invest primarily in equity securities of companies with market capitalizations of at least $2 billion

  . are seeking to invest in companies having progressive Open Workplace policies, including policies against discrimination in hiring and promotion based on sexual orientation

  . are willing to accept the risk that the value of their investment may fluctuate

The Fund may not be appropriate for investors who:

  .  have a short-term investment horizon

  .  are uncomfortable with an investment that may fluctuate in value

Performance

Results based on the past performance of a fund are not an indication of how the fund will perform in the future. However, a review of the Fund's past performance can help illustrate the variability of Fund returns that an investor in the Fund would experience over time. The calculation of total returns in the chart and table below assumes reinvestment of all capital gains and dividends.

The information in the chart below shows the Fund's year-by-year annual total returns from the Fund's inception.

Year-by-Year Total Returns (calendar years)

                            [CHART APPEARS HERE]

40.00%


30.00%

           21.79%
          --------
20.00%    |      |
          |      |                 13.61%
          |      |                 ------
10.00%    |      |                 |    |
          |      |                 |    |
          |      |                 |    |
0.00%     |      |                 |    |
          --------                 ------
             1997                   1998


The Fund's highest return during this time period for a quarter was 21.58% for the quarter ending December 31, 1998. The lowest return for a quarter during this time period was -15.19% for the quarter ending September 30, 1998.

The table below compares the Fund's average annual total returns to the annual total returns of the S&P 500(R). It provides an indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.

Average Annual Total Returns


  For periods ended December 31, 1998(/3/)   Past 1 year  Past 5 years  Life of Fund(/1/)
  ----------------------------------------   ------------ ------------- -----------------
  Meyers Pride Value Fund                       13.61%         n/a            17.63%
  S&P 500(/2/)                                  28.58%         n/a            29.29%

(/1/)Beginning January 1, 1997, the first calendar year following the Fund's commencement of operations on June 13, 1996.
(/2/)The S&P 500 is the Standard and Poor's Composite Stock Price Index, a
     widely recognized, unmanaged index of 500 selected common stocks. (/3/)For the period January 1, 1999 through May 31, 1999, the aggregate (non-
     annualized) total return of the Fund was 13.79%, versus 6.47% for the S&P 500.

FEES AND EXPENSES

                                   FEE TABLE

The table below describes the fees and expenses that you may pay if you buy, hold or sell shares of the Fund.

  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)......................................................  None
  Maximum Deferred Sales Charge (Load)..................................  None
  Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
   Distributions........................................................  None
  Redemption Fee (as a percentage of amount redeemed, if applicable)....  None

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
   ASSETS)
  Management Fees(/1/)................................................   1.00%
  Distribution and/or Service (12b-1) Fees............................   0.25%
  Other Expenses(/2/).................................................   9.07%
  Total Annual Fund Operating Expenses................................  10.32%
  Less Reimbursed Expenses(/1/).......................................   8.37%
  Net Fund Operating Expenses.........................................   1.95%

(/1/)Under the terms of an agreement, dated June 24, 1999, the Fund's investment manager has agreed to waive the 1.00% management fee and to reimburse the Fund for all expenses in excess of 1.95% of average daily net assets. The fee waiver and expense reimbursement have been in effect since January 31, 1997 and are expected to remain in place until October 2, 2000.
(/2/)Other expenses include fees paid to the Fund's administrator, accounting agent, transfer agent and custodian.

EXAMPLE

This example illustrates the cost of investing in the Fund over various time periods. It is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  . you invest $10,000 in the Fund and redeem all of your shares at the end of the time periods indicated

  .  your investment returns 5% each year

  . the Fund's operating expenses remain the same for the time periods indicated

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 YEAR               3 YEARS                         5 YEARS                         10 YEARS
      ------               -------                         -------                         --------
      $198                 $2,390                          $4,718                          $11,189

Fund Details

Investment Objectives

The Fund seeks to attain long-term capital appreciation by investing in a diversified portfolio of equity securities of undervalued but nevertheless fundamentally sound companies. The Fund invests exclusively in companies having progressive Open Workplace policies. The minimum criteria for identifying companies with Open Workplace policies is that they have in place explicit policies against discrimination in hiring and promotion based upon sexual orientation.

Principal Investment Strategies

Using a value-based investment approach to select investments

The investment manager will use a "value" approach to select investments for the Fund. Value investors seek to invest in companies whose stock price may not fully reflect the company's real worth or future prospects. Using this value approach, the investment manager will seek to invest in companies having the following characteristics:

  . low current value relative to earnings estimates, cash flow, book value and/or break-up value
  .  strong management
  .  strong business fundamentals
  .  positive earnings momentum

Investing in companies with progressive Open Workplace policies

The Fund invests exclusively in companies having progressive Open Workplace policies. We define Open Workplace policies as policies that actively promote the value, respect and development of all company employees. We believe that companies maintaining Open Workplace policies will experience higher workplace morale, lower turnover, improved customer relations and more efficient internal communications which can contribute to long term profitability.

Our research covers a range of organizational policies. At a minimum, companies considered for the portfolio must have in place explicit, written policies against discrimination in hiring and promotion based on sexual orientation. We believe that companies that have adopted such policies are concerned with the welfare of all employees, particularly since anti-discrimination law does not cover such employees in nearly forty states. Adopting these policies indicates a management team that is actively attempting to identify the organizational and marketing challenges facing companies in the 21st century.

The investment manager systematically reviews publicly available information about Open Workplace policies. In selected cases, the investment manager discusses Open Workplace policies (or lack of policies) with company management with the goal of encouraging the adoption of Open Workplace policies. Companies identified as having the minimum anti-discrimination policies in place are included on the approved list of companies for investment. To date, the investment manager has identified, and the Board of Trustees has approved, over 400 publicly-traded companies meeting the minimum criteria.

Types of investments

The investment manager expects to invest at least 60% of the Fund's net assets in equity securities of publicly-traded companies with market capitalizations of at least $2 billion. Market capitalization is computed by multiplying the current market price of a share of a company's stock by the total number of its shares outstanding. It is a commonly used measure of the size and value of a company.

Equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. The equity securities the Fund may invest in include common stocks, preferred stocks, warrants and certain debt instruments convertible into stock.

Other investments. Under normal market conditions the Fund will generally invest up to 95% of total assets in equity securities. However, the Fund may also invest to a lesser degree in certain other types of securities. These securities may include:

  . Convertible securities, including bonds, notes, debentures, preferred stocks and warrants (up to 10% of the Fund's total assets). The investment manager will limit investments in convertible securities to securities rated "investment grade".

  . Illiquid securities, or securities for which there is no ready market (up to 15% of the Fund's net assets).

  . Options, used only for the purpose of hedging. The Fund will only enter into exchange-traded options.

  . Foreign securities, provided they are publicly traded in the United States in the form of American Depository Receipts or other U.S. dollar-denominated instruments.

Defensive investments. The Fund may, from time to time, take temporary defensive positions that may be inconsistent with the Fund's strategy of investing primarily in equity securities in order to respond to adverse market, economic or political conditions. In such cases, the Fund may invest in non-equity securities, including cash or cash-equivalents, money-market instruments, obligations of the United States government or government agencies and other types of government-backed securities. During the time period when the Fund takes temporary defensive positions, which would not be expected to exceed 50% of the Fund's net assets, the Fund's investment objectives might not be met.

Because the investment manager expects to hold securities as long-term investments, the Fund does not expect to engage in active and frequent trading of securities to achieve its principal investment strategies. See the Statement of Additional Information for more detailed information about the Fund's investment strategies and the types of securities in which the Fund may invest.

Principal Risks of Investing in the Fund

All investments involve some degree of risk. When you sell shares of the Fund, they could be worth less than what you paid for them. There is never any assurance that a Fund will perform as it has in the past. It is important that you understand that the Fund's performance may be affected by the risks described below.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  . Market risk. Stock markets are volatile and prices of equity securities can decline significantly in response to adverse political, regulatory or economic developments. The value of the Fund may be affected by a decline in financial markets in general.

  . Price fluctuations of equity securities. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market, economic and political conditions. Smaller companies are especially sensitive to these factors.

  . Investment manager risk. There can be no assurance that the investment manager's application of the Fund's investment strategies will be successful, and the Fund may underperform the stock market or other funds. In addition, because the Fund invests exclusively in securities issued by companies identified as having explicit policies against discrimination in hiring and promotion based on sexual orientation, the investment manager may have fewer investments to choose from than managers of other funds.

Fund Management

The discussion below provides information about the Fund's management and distribution arrangements. See the Statement of Additional Information for more detailed information about the Fund's management and distribution arrangements and for additional information about the Fund's other service providers.

The Investment Manager and Adviser

Meyers Capital Management, LLC, 8901 Wilshire Boulevard, Beverly Hills, California 90211, is the Fund's investment manager and adviser. As the investment manager and adviser, Meyers Capital is responsible for choosing the Fund's investments and overseeing the overall operations and administration of the Fund, subject to review by the Board of Trustees. Meyers Capital supervises the Fund's service providers, including the Fund administrator, distributor, accounting agent, transfer agent and custodian. Meyers Capital is a California limited liability company organized on January 23, 1996, and has been a registered investment adviser under the Investment Advisers Act of 1940 since March 7, 1996. Meyers Capital manages approximately $16 million in assets.

Ms. Shelly J. Meyers is the portfolio manager for the Fund, which she has managed since inception. Ms. Meyers is also the Chief Executive Officer and President of Meyers Capital. From July 1994 to February 1996, Ms. Meyers was Assistant Vice President of Institutional Asset Management for The Boston Company Asset Management, Inc., where, as an equity research analyst and assistant portfolio manager for the institutional investment group and lead equity analyst for the entertainment, communications, apparel, specialty retail and energy industries, she was responsible for analyzing portfolios containing investments valued at up to $1.2 billion. From June 1993 to September 1993, Ms. Meyers was an analyst with The Boston Company Asset Management, Inc. Prior to that, Ms. Meyers was lead analyst, International Audit, with the Chevron Corporation. Ms. Meyers holds a Bachelor of Arts degree from the University of Michigan and received her Master of Business Administration from the Amos Tuck School of Business Administration at Dartmouth College. Ms. Meyers is a Certified Public Accountant in the State of California.

Mr. Joseph H. Bragdon formally joined Meyers Capital on December 31, 1998 as Managing Director, Policy Research. Mr. Bragdon has pioneered the development of socially responsive investing through his management experience, writings and consulting activities. In 1972, he co-chaired the first national symposium on socially responsive investing at the Harvard Business School. Prior to joining Meyers Capital, Mr. Bragdon was co-founder and director of Walden Capital Management, an institutional investment adviser that specializes in global socially responsive portfolios.

The Fund pays Meyers Capital an annual management fee of 1.00% of the Fund's average daily net assets. The Fund's investment management agreement describes the management fee, which is calculated and paid monthly, and other expenses that the Fund must pay. The Fund pays for expenses not incurred by Meyers Capital, including expenses relating to fees paid to the Fund's administrator, distributor, accounting agent, transfer agent and custodian. Under the terms of an agreement, dated June 24, 1999, Meyers Capital has agreed to waive the 1.00% management fee and to reimburse the Fund for all expenses in excess of 1.95% of average daily net assets. The fee waiver and expense reimbursement have been in effect since January 31, 1997 and are expected to remain in place until October 2, 2000. Fee waiver and reimbursement arrangements decrease a Fund's expenses and boost its performance.

Fund Distribution

BISYS Fund Services Limited Partnership is the distributor of the Fund's shares.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, to allow the Fund to pay distribution fees related to the sale and distribution of Fund shares and other fees for services provided to shareholders. The distribution plan authorizes the Fund to reimburse BISYS LP up to 0.25% of the Fund's average daily net assets for expenses incurred in connection with the sale and distribution of Fund shares and other fees for services provided to shareholders, including payments to employees of BISYS LP, payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of shares of the Fund, expenses related to advertising, printing and distributing prospectuses and reports, expenses related to preparing and printing sales literature and other distribution-related expenses. Because this fee is paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Board of Trustees of the Fund has approved the distribution plan.

In addition to the shares offered in this prospectus, the Fund has established a second class of shares that is not publicly offered in the United States.

Shareholder Information

Pricing of Fund Shares

All purchases and sales of Fund shares will be processed at the net asset value ("NAV") next calculated after your request is received and accepted by the Fund. The Fund's NAV is calculated by deducting the amount of the Fund's liabilities from the value of its assets and dividing the difference by the number of outstanding shares of the Fund.

    NAV = Total Assets - Liabilities
            ----------------------
            Number of Shares Outstanding

The Fund's NAV is determined at the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value as determined by the Fund's Board of Trustees. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

You can request the Fund's current NAV by calling 1-800-410-3337 or look it up under the symbol MYPVX on the NASDAQ system. See the Statement of Additional Information for more detailed information about the pricing of fund shares.

Buying and Selling Shares

General Information

You may buy or sell shares of the Fund directly from the Fund in the manner described below. The Fund does not impose a sales charge to buy or sell shares. For general account, product or service information or shareholder questions concerning the procedures outlined below contact:

    Meyers Pride Value Fund
    c/o BISYS Fund Services, Inc.
    3435 Stelzer Road
    Columbus, Ohio 43219-8021

    Telephone: 1-800-410-3337

You may also buy or sell shares of the Fund through a retirement account or an investment professional. Fund shares are available through Charles Schwab Mutual Fund OneSource(R) and E*trade(R). If you invest through a retirement account or an investment professional, the procedures for buying and selling shares of the Fund may differ. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker-dealer or other investment professional.

If you are investing in the Fund for the first time you will need to set up an account. You can establish an account by completing an account application. Please note that the application(s) which you will need may vary depending on the type of account you desire. To request an account application call 1-800-410-3337. The different types of accounts you may establish are the following:

  . Individual or Joint Account. Individual accounts are owned by one person. Joint accounts have two or more owners. You can use a regular account application to open these types of accounts.

  . Automatic Investment Plan Accounts. An Automatic Investment Plan account is a special individual or joint account that allows you to invest, through your bank, specified dollar amounts at regular intervals. This type of account requires a regular account application and may require additional information.

  . Retirement Plan Accounts. You can purchase shares through retirement plans, such as Individual Retirement Accounts (IRAs), certain qualified retirement plans, and in some circumstances, through simplified employee pension plans (SEPs), qualified pension plans and employer-sponsored tax deferred annuity plans. IRA accounts have an annual $12.00 maintenance and custody fee. Retirement plan accounts require a special account application.

  . Gifts or Transfers to a Minor (UGMA or UTMA) Accounts. A UGMA/UTMA account is a custodial account managed for the benefit of a minor. This type of account requires a regular application and may require additional information.

  . Trust Accounts. An established trust can open an account. This type of account requires a regular application and may require additional documentation.

  . Business Accounts. Corporations and partnerships may also open an account. This type of account requires a regular application and may require additional documentation.

Please note that the following investment minimums apply when buying shares of the Fund:


     Investment Minimums
     -------------------
     To open a regular account.......................................... $1,000
     To add to a regular account........................................ $  100

     To open a regular account with an Automatic Investment Plan........ $  250
     To add to a regular account with an Automatic Investment Plan...... $   50

     To open a retirement or UGMA/UTMA account.......................... $  250
     To add to a retirement or UGMA/UTMA account........................ $   50

These minimums may be waived or lowered by the Fund.

Buying Shares

The price to buy one share of the Fund is the Fund's NAV. There is no sales charge imposed when buying Fund shares. When you buy shares, your request will be processed at the next NAV calculated after your order is received and accepted.

When you place an order to buy shares please note the following:

  . All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

  . Cash, credit cards, third party checks and credit card checks will not be accepted.

  .  Checks must be made payable to "Meyers Pride Value Fund."

  . If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting the Fund's investment strategies and increasing the Fund's expenses. Accordingly, the Fund reserves the right to reject any purchase orders, particularly from market timers or investors who, in the investment manager's opinion, are likely to engage in short-term or excessive trading that has been or may be disruptive to the Fund. If your purchase order is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase.

The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

You may initially buy shares of the Fund through the following options:

  . By Mail. Complete and sign the appropriate account application. Make your check payable to "Meyers Pride Value Fund." Mail the account application and check to the following address:

              Meyers Pride Value Fund
              P.O. Box 182496
              Columbus, Ohio 43218-2496

  . By Wire. Call 1-800-410-3337 to arrange a wire transaction and receive wire instructions. To facilitate your purchase order, you must notify us prior to 4 p.m. Eastern time, the day before your money is to be wired. Send your complete and signed account application by overnight mail to the following address:

              Meyers Pride Value Fund
              c/o BISYS Fund Services
              3435 Stelzer Road
              Columbus, Ohio 43219-8021

You may buy additional shares of the Fund through the following options:

  . By Mail. Mail your check payable to "Meyers Pride Value Fund" and send to the following address:

              Meyers Pride Value Fund
              P.O. Box 182496
              Columbus, Ohio 43218-2496

  . By Wire. Call 1-800-410-3337 to arrange a wire transaction and receive wire instructions. Notify us prior to 4 p.m. Eastern time, the day before your money is to be wired.

Selling Shares

The price to sell or redeem one share of the Fund is the Fund's NAV. You may sell all or a portion of your shares on any business day and there is no sales charge imposed on sales of Fund shares. Your shares will be sold at the next NAV calculated after your redemption request has been received and accepted. The value of the shares that you sold may be more or less than your original purchase price.

When you place a redemption request please note the following:

  .  It may take up to seven days to process your redemption request.

  . Redemption proceeds may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to 15 business days after a purchase.

  . Redemptions may be suspended or payment dates postponed when the NYSE, the Fund or the Fund's transfer agent are closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

  . Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of the Fund.

  . The Fund reserves the right to modify the redemption procedures of the Fund.

  . You will not receive interest on amounts represented by uncashed redemption checks.

  . The right to sell shares by telephone may be suspended if the Board of Trustees determines that it is in the best interests of the Fund.

  . Telephone redemptions will be suspended for a period of 10 business days following a change of telephone address.

  . The Fund reserves the right to redeem involuntarily on at least 30 days' notice the balance in a shareholder's account having a current value of not less than $250, but not if an account falls below $250 due to a change in the market value of the Fund's shares.

You may request to sell your shares by mail or by telephone, subject to certain procedures. You may sell shares of the Fund through the following options:

  . By Mail. Send a written redemption request, including your name, the Fund's name, your account number, and the dollar amount or number of shares to be sold to the following address:

              Meyers Pride Value Fund
              P.O. Box 182496
              Columbus, Ohio 43218-2496

    Your redemption request must be in "good order" to be accepted. Requests in "good order" must include the following:

      1. A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be sold, signed by all registered owners of the shares in the exact names in which they are registered (if the shares are in street name, you may be required to sell the shares through your investment professional);

      2. Any required signature guarantees. To protect shareholder accounts, the Fund and the Fund's transfer agent from fraud, signature guarantees may be required in certain instances to enable the transfer agent to verify the identity of the person who has authorized a redemption request from an account. You may contact the Fund's transfer agent at 1-800-410-3337 for further details.

      3. Supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

  . By Telephone. In you have checked the telephone redemption option on your account application you may sell shares over the telephone by calling the Fund's transfer agent at 1-800-410-3337. In order to sell shares over the telephone you must provide your account number, your social security number and, if applicable, the name and account number of your designated securities dealer or bank. For your protection, telephone redemption requests may be recorded in order to verify their accuracy. If the Fund follows reasonable procedures to confirm that redemption instructions are genuine it shall not be liable for unauthorized or fraudulent redemption requests.

  . Systematic Redemption Option. If you own $12,000 or more of Fund shares you may redeem specific dollar amounts, as long as such amount is not less than $100, from your account on a monthly, quarterly, semi-annual or annual basis. The maximum redemption payment per year is 12% of the account value at the time you elect this option.

You may request that the redemption payment be mailed to the primary registration address or wired per authorized instructions. Any time you sell shares of the Fund in a taxable account, it is considered a taxable event on which you may recognize a gain or a loss.

Dividends and Capital Gains Distributions

The Fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. The Fund usually pays dividends and capital gains distributions in December.

You may elect to have your dividends and capital gains distributions paid in cash or reinvested in additional shares of the Fund. Dividends and capital gains distributions paid in cash by check which are returned to the Fund because they are "undeliverable," or that remain uncashed for six months, will be canceled and automatically reinvested in additional shares of the Fund as of the cancellation date.

Tax Consequences

As with any investment, your investment in the Fund will have tax consequences which you should consider.

Dividends and distributions you receive from the Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax, and may also be subject to state or local taxes. Distributions may be taxable at different rates depending on the type of income earned by the Fund and the length of time the Fund held a security when it was sold. For federal income tax purposes, the Fund's distributions of dividends and short-term capital gains are taxable to you as ordinary income. The Fund's distributions of long-term capital gains are taxable to you generally as long-term capital gain. The Fund expects, as a result of its investment objective and strategies, which focus on long-term capital appreciation, that its distributions will consist primarily of long-term capital gains.

If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

At the end of each calendar year, you will receive information for tax purposes on the dividends and distributions received during that calendar year, including a breakdown of the portions taxable as ordinary income and as capital gains.

The previous discussion of tax consequences is intended for general information only. You may wish to consult with your own tax adviser as to the tax consequences of an investment in the Fund. See the Statement of Additional Information for more detailed information.

The Year 2000 Problem

Most computer systems in use today have been programmed to designate a specific year by using only the last two digits of that year. As a result, certain computer systems may be unable to distinguish the year 2000 from the year 1900, which could impair their ability to function properly after 1999. This inability to properly process and calculate date-related information is commonly known as the "Year 2000 Problem".

Like other funds and business organizations, the Fund could be adversely affected by the Year 2000 Problem. The Year 2000 Problem could disrupt the Fund's operations, including pricing, securities trading and shareholder servicing.

Meyers Capital has been dedicated to taking measures it believes are reasonably designed to address the Year 2000 Problem. Meyers Capital has requested assurances from external suppliers, vendors and service providers that they have taken all necessary precautions to assure that the systems with which Meyers Capital interacts remain operational at all times.

In addition to taking every reasonable measure to secure Meyers Capital's internal systems and external relationships, Meyers Capital intends to create a contingency plan by September 30, 1999 to address any unexpected systems problems on or after January 1, 2000. Meyers Capital intends to monitor this plan and to prepare alternative solutions, if necessary.

However, despite Meyers Capital's efforts, there is no guarantee that the Year 2000 Problem will not adversely affect the Fund's business operations or financial condition. Additionally, the Year 2000 Problem could negatively impact issuers of securities in which the Fund invests and, consequently, the Fund's performance.

                              Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, are included in the annual report, which is available by calling the Fund at 1-800-410-3337.

  Years Ended May 31                             1999     1998    1997(/1/)
  ------------------                            ------   ------   ---------
  Net Asset Value, Beginning of Period......... $12.98   $12.23     $10.00
                                                ------   ------    -------
  Income From Investment Operations:
    Net investment income (loss)...............  (0.08)   (0.06)     (0.03)
    Net gains or (losses) on securities (both
     realized and unrealized)..................   1.95     2.36       2.26
                                                ------   ------    -------
    Total from investment operations...........   1.87     2.30       2.23
  Less Distributions:
    Distributions (from capital gains).........  (0.82)   (1.55)        --
    Total distributions........................  (0.82)   (1.55)        --
                                                ------   ------    -------
  Net Asset Value, End of Period............... $14.03   $12.98     $12.23
                                                ======   ======    =======
  Total Return.................................  15.43%   20.56%     22.30%
  Ratios/Supplemental Data:
    Net assets, end of period (in thousands)... $4,611   $3,123     $1,563
    Ratio of net investment income (loss) to
     average net assets before
     waivers/reimbursements....................  (9.16)% (10.96)%  (40.00)%(2)
    Ratio of net investment income (loss) to
     average net assets after
     waivers/reimbursements....................  (0.79)%  (0.61)%    (0.48)%(2)
  Expenses before waivers/reimbursements.......  10.32%   12.30%     41.61%(2)
  Expenses after waivers/reimbursements........   1.95%    1.95%      2.09%(2)
  Portfolio turnover rate......................  73.70%   39.00%     42.46%

--------
(/1/) From June 13, 1996 (commencement of operations) through May 31, 1997.

(/2/) Annualized.

You can obtain additional information about the Fund, including the Fund's Statement of Additional Information (SAI) and annual or semi-annual shareholder reports, free of charge. The Fund's SAI includes more detailed information about the Fund and its investments. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. In the Fund's annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To request a free copy of any of these documents, or to request other information or ask questions about the Fund, call 1-800-410-3337.

The Fund's SAI and annual and semi-annual shareholder reports are available on the SEC's Internet Web site at http://www.sec.gov. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the Fund, including the Fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room can be obtained by calling 1-800-SEC-0330.

                            Meyers Investment Trust

                            Meyers Pride Value Fund

                                1-800-410-3337
                               www.pridefund.com

Investment Manager and Adviser            Distributor and Administrator
Meyers Capital Management, LLC            BISYS Fund Services Limited
8901 Wilshire Boulevard                   Partnership
Beverly Hills, California 90211           3435 Stelzer Road
                                          Columbus, Ohio 43219-8021


Fund Accounting and Transfer Agent
BISYS Fund Services, Inc.                 Custodian
3435 Stelzer Road                         BNY Western Trust Company
Columbus, Ohio 43219-8021                 700 South Flower Street, Suite 250
                                          Los Angeles, California 90017

Fund Counsel
Mayer, Brown & Platt
1675 Broadway
New York, N.Y. 10019-5820

               Investment Company Act of 1940, File No. 811-7581

                            MEYERS PRIDE VALUE FUND
              A separate portfolio of the Meyers Investment Trust
                               _________________
                            8901 Wilshire Boulevard
                       Beverly Hills, California  90211
                       Telephone Number: (310) 657-9393
                       Facsimile Number: (310) 657-9380


                      STATEMENT OF ADDITIONAL INFORMATION

                               September__, 1999

The Meyers Pride Value Fund (the "Fund") is organized as a separate series of the Meyers Investment Trust (the "Trust"), a business trust organized under the laws of the State of Delaware. The Fund was formerly known as the Meyers Sheppard Pride Fund, and the Trust was formerly known as the Meyers Sheppard Investment Trust.


The Fund is an open-end, no-load diversified mutual fund whose overall investment objective is to attain long-term capital appreciation by investing in a diversified portfolio of equity securities of undervalued but nevertheless fundamentally sound companies which have also been identified as having progressive Open Workplace policies. See "Investment Objectives, Policies And Restrictions" herein.



This Statement of Additional Information (the "SAI") sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus for the Fund, dated September __, 1999, as amended or supplemented from time to time. This SAI should be read in conjunction with the Fund's Prospectus. A copy of both the Prospectus and the SAI may be obtained by an investor without charge by contacting BISYS Fund Services Limited Partnership, the Fund's Distributor, at 3435 Stelzer Road, Columbus, Ohio 43219, or calling 1-800-410-3337. This SAI has been incorporated by reference into the Prospectus.



This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.


                               TABLE OF CONTENTS

Page
----------------------------------------------------------------
The Fund                                                           2
Investment Objectives, Policies and Restrictions                   3
Risk Factors                                                       9
Tax Sheltered Retirement Plans                                    10
Investment Programs                                               12
Performance Information                                           13
Determination of Net Asset Value; Valuation of Fund Securities    14
Management of and Service Providers for the Trust and the Fund    15
Independent Auditors                                              21
Code of Ethics                                                    21
Taxation                                                          21
Fund Transactions and Brokerage Commissions                       23
Description of Shares, Voting Rights and Liabilities              24
Financial Statements                                              25

                                   THE FUND


The Meyers Pride Value Fund (the "Fund") is organized as a separate series of the Meyers Investment Trust, a business trust organized under the laws of the State of Delaware on March 25, 1996. The Fund is an open-end, no-load diversified management investment company whose overall investment objective is to attain long-term capital appreciation by investing in a diversified portfolio of equity securities of undervalued but nevertheless fundamentally sound companies which have been identified as having progressive Open Workplace policies. The Fund's Investment Manager, Meyers Capital Management, LLC ("Meyers Capital Management" or the "Investment Manager"), defines Open Workplace policies as policies that actively promote the value, respect and development of all company employees. The Investment Manager will identify and invest in securities of such companies, which, at a minimum, have in place explicit policies against discrimination in hiring and promotion based on sexual orientation. See "Investment Objectives, Policies And Restrictions" herein.



The Fund is the first series to be established under the Trust. As a diversified fund, the Fund is required, by the Investment Company Act of 1940, as amended (the "Investment Company Act"), with respect to 75% of its assets, to invest no more than 5% of its assets in the securities of any one issuer and to own not more than 10% of the outstanding voting securities of an issuer.



The Fund was known as the Meyers Sheppard Pride Fund until January 3, 1997, when the Trustees approved changing the Fund's name to the Meyers Pride Value Fund. The Trust was known as the Meyers Sheppard Investment Trust until January 29, 1997, when the Trust's name was changed to the Meyers Investment Trust pursuant to an amendment to the Trust's Certificate of Trust filed with the Delaware Secretary of State.



The Fund's investment objectives and policies, including the identification of companies having progressive Open Workplace policies, with the exception of certain fundamental policies, are determined by the Investment Manager, subject to the supervision of the Board of Trustees. Companies identified as having the minimum anti-discrimination policies in place are included on the approved list of companies for investment. To date, the Investment Manager has identified, and the Board of Trustees has approved, over 400 publicly-traded companies meeting this criteria. A majority of the Board of Trustees are not affiliated with the Investment Manager.



The Investment Manager serves as the Fund's manager and investment adviser pursuant to an Investment Management Agreement. As part of its management function, the Investment Manager generally oversees (subject to the supervision of the Board of Trustees and officers of the Trust) the overall operations and administration of the Fund, including the provision of professional services rendered by the Distributor, Administrator, Transfer Agent, and Custodian, as well as accounting, auditing and other services. As part of its investment advisory function, the Investment Manager manages the day-to-day investments of the Fund in accordance with the Fund's investment objectives and policies, and determines the composition of securities in which the Fund may invest (i.e., companies having progressive Open Workplace policies). For its management and investment advisory services, the Investment Manager is entitled to receive from the Fund a monthly fee (on an annual basis) equal to 1% of the Fund's average daily net assets. See "Management Of And Service Providers For The Trust And Fund" herein.



Shares of the Fund are sold continuously by the Distributor of the Fund, BISYS Fund Services Limited Partnership, an Ohio limited partnership ("BISYS LP"), at the next determined net asset value per share. The minimum initial investment in the Fund for regular accounts is $1,000; the subsequent minimum investment for regular accounts is $100. A lower initial investment of $250 is permitted for Automatic Investment Plan accounts, Retirement Plan accounts and Gifts or Transfers to a Minor accounts; the minimum subsequent investment in each of these accounts is $50. The Trust, on behalf of the Fund, has adopted a Distribution Plan which permits reimbursement of certain expenses incurred by the Distributor in connection with the sale and distribution of shares of the Fund, up to a maximum of 0.25% (on an annual basis) of the Fund's average daily net assets.



In addition to the shares offered in the Fund's prospectus, dated September__, 1999, and this SAI, the Fund has established a second class of shares that is not publicly offered in the United States.



No sales load is charged with respect to either the purchase or redemption of Fund shares. The Fund will redeem shares of the Fund from shareholders at any time at the next determined net asset value per share. The redemption price may be more or less than the purchase price. An investor should contact the Distributor to request additional information about the procedures under which Fund shares may be purchased and redeemed. See "Buying and Selling Shares" in the Prospectus.



     INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS



Investment Objective



The overall investment objective of the Fund (the "Investment Objective") is to attain long-term capital appreciation by investing in a diversified portfolio of equity securities of undervalued but nevertheless fundamentally sound companies which have also been identified as having progressive Open Workplace policies. The minimum criteria for identifying such companies is that they have in place explicit policies against discrimination in hiring and promotion based on sexual orientation.



Investment Strategy


In order to achieve its Investment Objective, the Fund will use an actively managed, value-based investment approach focusing on a long-term market cycle (at least three to five years), consistent with moderate levels of risk, wherein the Investment Manager will identify companies exhibiting the following characteristics: (1) low or inexpensive current value relative to earnings estimates, cash flow, book value and/or break-up value; (2) good management; (3) strong business fundamentals; and (4) positive earnings momentum.



The Fund invests in equity securities of publicly traded companies, primarily common stocks. The Fund may also invest in preferred stocks, warrants and certain debt instruments convertible into stock. Publicly-traded companies are companies whose equity securities are traded over a national stock exchange or over-the-counter through the National Association of Securities Dealers Automatic Quotation ("NASDAQ") system or the National Association of Securities Dealers, Inc. ("NASD") Electronic Bulletin Board. The Fund may invest in companies in all ranges of capitalization; however, the Investment Manager expects to invest at least 60% of the Fund's net assets in equity securities of companies with a total market capitalization of at least $2 billion. Market capitalization is computed by multiplying the current market price of a share of a company's stock by the total number of its shares outstanding. It is a commonly used measure of the size and value of a company.

Since it is anticipated that most equity securities will be held for the long-term using this strategy, the Investment Manager anticipates there will likely be a low portfolio turnover rate, and estimates annual portfolio turnover of the Fund will be approximately 30% to 60%. The Fund's portfolio turnover rate for the fiscal period ended May 31, 1997 was 42.46%. The Fund's portfolio turnover rate for the fiscal years ended May 31, 1998 and 1999 were 39.00% and 73.70%, respectively.



Under normal market conditions the Fund will generally invest up to 95% of its total assets (and sometimes virtually all of its assets) in equity securities and, subject to certain limitations, certain options in these securities for hedging purposes. Under distressed market conditions the Fund may maintain its assets in cash or cash-equivalents, or invest in money-market instruments or obligations of the United States government or government-sponsored enterprises and other types of government-backed securities. Such investments would be temporary and defensive in nature and would not be expected to exceed 50% of the Fund's net assets. Although returns on these assets are historically less than investment in equity and other non-governmental types of securities, the risk of loss in investing in such instruments is lower as well.



Identifying Companies With Progressive Open Workplace Policies



The Fund invests exclusively in companies having progressive Open Workplace policies. The Investment Manager defines Open Workplace policies as policies that actively promote the value, respect and development of all company employees. The Investment Manager believes that companies maintaining Open Workplace policies will experience higher workplace morale, lower turnover, improved customer relations and more efficient internal communications which can contribute to long term profitability.



At a minimum, companies considered for the portfolio must have in place explicit, written policies against discrimination in hiring and promotion based on sexual orientation.



The Investment Manager systematically reviews publicly available information about Open Workplace policies. In selected cases, the Investment Manager discusses Open Workplace policies (or lack of policies), with company management with the goal of encouraging the adoption of Open Workplace policies.



Companies identified as having the minimum anti-discrimination policies in place are included on the approved list of companies for investment. To date, the Investment Manager has identified, and the Board of Trustees has approved, over 400 publicly-traded companies meeting the minimum criteria.

Investment Policies

The Fund will diversify its holdings to reduce the risks of investing. See "Fundamental Investment Restrictions" and "Non-Fundamental State And Federal Restrictions" below relative to the Fund's threshold diversification requirements. If the Fund were to concentrate its investments in a single industry, the Fund would be more susceptible to any single economic, political or regulatory occurrence than would be another investment company which was not so concentrated. See "Risk Factors" below.

The Fund may invest up to 10% of its total assets in convertible securities, including bonds, debentures, notes, preferred stocks, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Certain convertible securities may in addition be callable, in whole or in part, at the option of the issuer. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. The Investment Manager will limit investments in convertible securities to those generally considered to be "investment grade" debt securities, which the Investment Manager defines as being rated BBB or higher by Standard & Poor's Corporation ("S&P") or Baa or higher by Moody's Investor Services ("Moody's"). The highest rated debt securities (securities rated AAA by S&P or Aaa by Moody's) carry, in the opinion of such investment ratings agencies, the smallest degree of investment risk and the capacity to pay interest and repay principal is very strong. See "Fundamental Investment Restrictions" and "Non-Fundamental State And Federal Restrictions" below relative to the maximum percentage of Fund assets which can be invested in convertible securities. Also see "Risk Factors" below.

The Fund may purchase a publicly-traded company's "restricted securities." These securities are not registered for sale to the general public or are offered in an exempt non-public offering under the Securities Act of 1933, as amended (the "Securities Act"), including securities offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. See "Fundamental Investment Restrictions" and "Non-Fundamental State And Federal Restrictions" below relative to the maximum percentage of Fund assets which can be invested in restricted securities. Also see "Risk Factors" below.


The Fund may invest cash reserves in (1) direct obligations and/or short-term debt securities (i.e., securities having a remaining maturity of one year or less) issued or guaranteed by agencies or instrumentalities of the United States Government and/or (2) bankers' acceptances, commercial paper or certificates of deposit, provided that the issuer satisfies the Fund's Investment Objective.
The Fund's policy is to hold its assets in such securities pending readjustment of its portfolio holdings of stocks in order to meet anticipated redemption requests. Although the U.S. government provides financial support to U.S. government sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.


The Fund may lend its securities to brokers, dealers and financial institutions, provided that (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit, which is marked to the market daily to ensure that each loan is fully collateralized at all times; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Fund. The Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. No such fees will be paid to any person if it or any of its affiliates is affiliated with the Fund or the Investment Manager. See "Risk Factors" below.

The Fund may enter into certain transactions in stock options for the purpose of hedging against possible increases in the value of securities which are expected to be purchased by the Fund or possible declines in the value of securities which are held by the Fund. Generally, the Fund would only enter into such transactions on a short-term basis pending readjustment of its holdings of underlying stocks. The purchase of an option on an equity security provides the holder with the right, but not the obligation, to purchase the underlying security, in the case of a call option, or to sell the underlying security, in the case of a put option, for a fixed price at any time up to a stated expiration date. The holder is required to pay a non-refundable premium, which represents the purchase price of the option. The holder of an option can lose the entire amount of the premium, plus related transaction costs, but not more. Upon exercise of the option, the holder is required to pay the purchase price of the underlying security in the case of a call option, or deliver the security in return for the purchase price in the case of a put option. Prior to exercise or expiration, an option position may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the exchange on which the position was originally established. Each exchange on which option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Investment Manager does not believe that these trading and position limits would have an adverse impact on the possible use of hedging strategies by the Fund. See "Risk Factors" below.


To the extent practicable, the Fund will attempt to be fully invested. The ability of the Fund to meet its performance goals will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as the Fund's expenses. Adjustments in the securities holdings of the Fund to accommodate cash flows will result in brokerage expenses. There can, of course, be no assurance that the Fund will attain its Investment Objective. The investment strategies used by the Fund to attain its Investment Objective may be changed without approval by the shareholders of the Fund.


In accordance with the Investment Company Act, the Fund may invest a maximum of up to 10% of the value of its total assets in securities of other investment companies, and the Fund may own up to 3% of the total outstanding voting stock of any one investment company. In addition, up to 5% of the value of the Fund's total assets may be invested in the securities of any one investment company.
As an investor in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its administrative and advisory fees. At the same time, the Fund would continue to pay its own investment management fees and other expenses.


The Fund will readjust its securities holdings periodically to the extent the Investment Manager deems it prudent to do so. The timing and extent of adjustments in the holdings of the Fund will reflect the Investment Manager's judgment as to: (1) the appropriate portfolio mix to achieve the Fund's Investment Objective; (2) the appropriate balance between the goal of correlating the holdings of the Fund with the Fund's Investment Objective; (3) the goals of minimizing transaction costs and keeping sufficient reserves available for anticipated redemptions of shares; and (4) compliance with certain restrictions of the Fund imposed by the Fund's investment policies, including those mandated by the Investment Company Act. See "Fundamental Investment Restrictions" below. There can be no assurance that any portfolio enhancement strategies will be successful, and the performance of the Fund may as a result be worse than if such strategies were not undertaken. The Board of Trustees of the Fund will receive and review, at least quarterly, a report prepared by the Investment Manager evaluating the performance of the Fund, and will consider what action, if any, should be taken in the event of a significant change in the performance of the Fund.



The Fund may make short sales of securities or maintain short positions in securities provided an investment in the subject securities is otherwise consistent with the Fund's Investment Objective. Pursuant to the Investment Company Act, the Fund will maintain positions in government securities and certain other assets in amounts sufficient to cover the fair market value of such sales and positions and margin posted with brokers for such sales and positions. No more than 25% of the Fund's net assets will be used as collateral for such short positions at any one time.

Fundamental Investment Restrictions


The Fund has adopted the following fundamental investment policies which may not be changed without approval by holders of a majority of the outstanding shares of the Fund, which means the vote of the lesser of: (1) 67% or more of the outstanding "voting securities" of the Fund (as such term is defined in the Investment Company Act), present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding "voting securities" of the Fund.


The Fund will not as a matter of fundamental policy:

1. Borrow money, except from banks, and except that as a temporary measure for extraordinary or emergency purposes the Fund may borrow an amount not to exceed one-third of the current value of the net assets of the Fund including the amount borrowed, moreover, the Fund may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund, taken in each case at market value (it is intended that the Fund would borrow money only from banks and only to accommodate requests for the withdrawal of all or a portion of a beneficial interest in the Fund while effecting an orderly liquidation of securities) (for additional related restrictions, see paragraph 1 under the caption "Non-Fundamental State and Federal Restrictions" below). In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

2. Purchase any security or evidence of interest therein on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that the Fund may make deposits of initial deposit and variation margin in connection with the purchase, ownership, holding or sale of options.

3. Write any put or call option or any combination thereof, provided that this shall not prevent: (i) the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; or (ii) the purchase, ownership, holding or sale of options on securities.

4. Underwrite securities issued by other persons, except insofar as the Fund may technically be deemed an underwriter in selling a security.

5. Make loans to other persons except: (i) through the lending of securities held by the Fund and provided that any such loans not exceed 30% of its total assets (taken in each case at market value); or (ii) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of the Fund's net assets will be invested in repurchase agreements maturing in more than seven days (for additional related restrictions, see paragraph 6 immediately following).

6. Invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements maturing in not more than seven days and other than securities which may be resold pursuant to Rule 144 and/or Rule 144A under the Securities Act of 1933 if the Investment Manager determines that a liquid market exists for such securities) if, as a result thereof, more than 15% of its net assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days).

7. Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund).

8. Make short sales of securities or maintain a short position unless: (i) at all times when a short position is open the Fund owns an equal amount to such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short; and (ii) the Fund complies with the collateral requirements of the Investment Company Act and not more than 25% of the Fund's net assets (taken in each case at market value) is held as collateral for such sales at any one time.

9. Issue any senior security (as that term is defined in Section 18(f) of the Investment Company Act) if such issuance is specifically prohibited by the Investment Company Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating paragraph 1 above.

10. As to 75% of the Fund's assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Fund's assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States or any agency or instrumentality of the United States), except that for purposes of this restriction the issuer of an option shall not be deemed to be the issuer of the security or securities underlying such contract.

11.  Invest more than 25% of the Fund's assets in any one industry.


In addition to the shares offered in the Fund's prospectus and this SAI, the Fund has established a second class of shares that is not publicly offered in the United States. The Board has established the following additional restrictions that will only be effective if and when the Fund offers shares in a public distribution in Germany. The Fund may not without the prior approval by holders of a majority of the outstanding shares of the Fund:



     (a) Borrow money except for a short period of time and in an amount not exceeding the aggregate of ten per cent of the Fund`s net asset value.



      (b) Create any hypothecation, mortgage, charge, pledge or security interest in or over any assets of the Fund other than for the purposes of securing a borrowing arrangement permitted under number (1) or for the purpose of complying with initial and additional margin requirements in conection with transactions in security and currency options, financial and currency futures, options on financial and currency futures, options on securities indices, and swaps.



      (c) Acquire any investments in any mutual fund or collective investment scheme or other pool of assets which is invested according to the principle of risk-spreading irrespective of the legal structure of such pool of assets (collectively referred to as "pools of assets"), except in connection with a plan of merger or consolidation with or acquisition of substantially all the assets of such pool of assets and with the further exception that up to 5% of the net asset value of the Fund may be invested in such pool of assets provided it offers its units to the public without limitation on the number of units and further provided the holders of these units have the right to redeem their units.



      (d) Sell securities short or sell call options on securities unless the underlying securities of the call option form part of the Fund's assets at the time of selling the call option.



       (e) Acquire any investments in any real or immovable property or any interest therein or any loans secured on any such property or interest provided that this shall not prevent the acquisition or holding of securities either of issuers whose holding of such property is merely incidental to their principal business or of corporate or government entities secured by such property.



      (f)   Redeem its shares in kind.



In addition to the fundamental investment restrictions described above, the Fund's objective of investing in companies that have progressive Open Workplace policies and, that, at a minimum, have in place explicit policies against discrimination in hiring and promotion based on sexual orientation, is also a fundamental policy of the Fund. Although adherence to this objective is a fundamental policy, the other factors and considerations used by the Investment Manager in making its recommendations consistent with the overall Investment Objective are discretionary and non-fundamental.



Whenever the Fund is requested to vote on a change in the fundamental investment restrictions, the Investment Objective, or other policies deemed to be fundamental the Fund will hold a meeting of the shareholders of the Fund and will cast its vote as instructed by the Fund's shareholders.

Non-Fundamental State and Federal Restrictions

In order to comply with certain state and federal statutes and regulatory policies, the Fund will not as a matter of operating policy:


1. Borrow money for any purpose in excess of 10% of the total assets of the Fund (taken in each case at cost) (moreover, the Fund will not purchase any securities at any time at which borrowings exceed 5% of its total assets (taken at market value)).


2. Pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken in each case at market value), provided that collateral arrangements with respect to options, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction.

3. Sell any security which the Fund does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold, and provided that if such right is conditional the sale is made upon the same conditions.

4.  Invest for the purpose of exercising control or management.

5. Purchase securities issued by any registered investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, the Fund will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund; and provided, further, that the Fund may also purchase securities issued by any open-end investment company provided, however, that the Fund will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund; and provided, further, that the Fund shall not purchase securities issued by any open-end investment company.

6. Invest more than 15% of the net assets of the Fund (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security).

7. Invest more than 10% of the net assets of the Fund (taken at the greater of cost or market value) in securities that are restricted as to resale by the Securities Act of 1933, as amended (including Rule 144 and Rule 144A securities).

8. Invest more than 10% of the net assets of the Fund (taken at the greater of cost or market value) in securities that are issued by issuers which (including the period of operation of any predecessor company or unconditional guarantor of such issuer) have been in operation less than three years (including predecessors).

9. Purchase securities of any issuer if such purchase at the time thereof would cause it to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that option contracts shall not be subject to this restriction.

10. Purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund, or is an officer or director of the Investment Manager (the investment adviser and manager of the Fund), if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

11. Invest more than 5% of the Fund's net assets in warrants (valued at the lower of cost or market), but not more than 2% of the Fund's net assets may be invested in warrants not listed on the New York Stock Exchange or the American Stock Exchange (notwithstanding the foregoing, warrants attached to other securities are not subject to this limitation).

12. Make short sales of securities or maintain a short position, unless: (i) at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to the securities sold short; and (ii) not more than 25% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time.

13. Enter into options transactions unless: (i) each such option is traded on an exchange; (ii) the aggregate premiums paid on all such options which are held at any time by the Fund do not exceed 20% of the Fund's total net assets; and (iii) the aggregate margin deposits required on all such futures or options held at any time do not exceed 5% of the Fund's total assets.


Restrictions 1 through 13 are not fundamental and may be changed with respect to the Fund by the Board of Trustees without approval by the Fund's shareholders. The Fund will comply with the state securities laws and regulations of all states in which it is registered.


In order to permit the sale of the Shares in certain states, the Fund reserves the right to make commitments more restrictive than the investment policies and restrictions set forth above. If the Fund determines that any such commitment is not in its best interests, it may choose not to sell the Shares in these states or seek a waiver in certain states.

Percentage Restrictions

If a percentage restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund will not be considered a violation of policy; provided that if at any time the ratio of borrowings of the Fund to the net asset value of the Fund exceeds the ratio permitted by Section 18(f) of the Investment Company Act, the Fund will take the corrective action required by Section 18(f).

                                  RISK FACTORS


Market Risk



Stock markets are volatile and prices of equity securities can decline significantly in response to adverse political, regulatory or economic developments. The value of the Fund may be affected by a decline in financial markets in general.



Price fluctuations of equity securities



Although equity securities have a history of long-term growth in value, their prices may fluctuate based on changes in a company's financial condition and on overall market, economic and political conditions. Smaller companies are especially sensitive to these factors.



Investment Manager Risk



There can be no assurance that the Investment Manager's application of the Fund's investment strategies will be successful, and the Fund may underperform the stock market or other funds. In addition, because the Fund invests exclusively in securities issued by companies identified as having explicit policies against discrimination in hiring and promotion based on sexual orientation, the Investment Manager may have fewer investments to choose from than managers of other funds.


Convertible Securities

While no securities investment is completely without risk, investments in convertible securities of a corporation generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. The Fund only intends to invest in convertible securities where the value of the option is minimal and the convertible security trades on the basis of its coupon.

Illiquid and Restricted Securities

The Fund may purchase a publicly-traded company's "restricted securities." Restricted securities may not be traded on the public market except in accordance with Rule 144 under the Securities Act, which mandates certain holding periods, information dissemination requirements, and certain other conditions, or Rule 144A to qualified institutional investors. Investing in restricted securities will impair the liquidity of the Fund's portfolio to the extent they cannot be publicly traded under Rule 144 or, if applicable, qualified institutional investors become, for a time, uninterested in purchasing these securities.

Securities of Foreign Issuers

Some of the securities included in the Fund may be those of foreign issuers (provided that the securities are publicly-traded in the United States in the form of American Depositary Receipts or similar instruments the market for which is denominated in United States dollars). Securities of foreign issuers may present a greater degree of risk (e.g., as a result of exchange rate fluctuation, tax provisions, war or expropriation) than do securities of domestic issuers.

Loans of Securities

The Fund may lend its securities to brokers, dealers and financial institutions provided, among other things, that the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit, which is marked to the market daily to ensure that each loan is fully collateralized at all times. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Options


The Fund may enter into certain transactions involving stock options for the purpose of hedging against possible increases in the value of securities which are expected to be purchased by the Fund or possible declines in the value of securities which are held by the Fund. Were the Fund to establish an option position for the purpose of hedging against investment risks, it would do so only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular option contract at any specific time. In that event, it may not be possible to close out a position held by the Fund, and the Fund could be required to purchase or sell the instrument or instruments underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. The inability to close out option positions also could have an adverse impact on the Fund's ability to effectively hedge its portfolio.


The Fund will enter only into exchange-traded options. At all times when an option position is outstanding, the

Fund will maintain a segregated deposit with the Fund's custodian of cash, money market instruments or high-quality securities sufficient in order to cover the exposure of that position.

Short Positions

Short selling or short positions by the Fund involves the Fund selling a security that it does not own, or it borrows from a broker. When the Fund purchases the security to replace the borrowed security, if the value of the security declines as anticipated, the Fund will profit to the extent of the difference between the purchase price and the sales price. If the price of the security increases, the Fund will suffer a loss. Short selling or short positions by the Fund involve a risk that the price of the security will not decrease, as anticipated, and the Fund will suffer a loss.



                         TAX-SHELTERED RETIREMENT PLANS

The Trust does not offer a prototype tax-sheltered retirement plan. However, banks, broker-dealers and other financial intermediaries may offer such plans through which shares of the Fund may be purchased. These plans are more fully described below. Persons who wish to establish a tax-sheltered retirement plan should consult their financial institutions as to availability of such plans and their own tax advisers or attorneys regarding their eligibility to do so and the laws applicable thereto, such as the fiduciary responsibility provisions and diversification requirements and the reporting and disclosure obligations under the Employee Retirement Income Security Act of 1974, as amended. The Trust is not responsible for compliance with such laws. Further information regarding the retirement plans, including applications and fee schedules, may be obtained upon request to the Fund.

Individual Retirement Account and Spousal Individual Retirement Account

The IRA is available to all individuals, including self-employed individuals, who receive compensation for services rendered and wish to purchase shares of the Fund. An IRA may also be established pursuant to a simplified employee pension plan ("SEP"). Spousal Individual Retirement Accounts ("SPIRA") are available to individuals who are otherwise eligible to establish an IRA for themselves and whose spouses are treated as having no compensation of their own.

In general, the maximum deductible contribution to an IRA which may be made for any one year is $2,000 or 100% of annual compensation included in gross income, whichever is less. If an individual establishes a SPIRA, the maximum deductible amount that the individual may contribute annually is the lesser of $2,250 or 100% of such individuals compensation included in his or her gross income for such year; provided, however, that no more than $2,000 per year for either individual may be contributed to either the IRA or SPIRA. Contributions to a SEP (discussed below) are excluded from an employee's gross income and are subject to different limitations.

All taxpayers, including those who are active participants in employer-sponsored retirement plans, will be able to make fully deductible IRA contributions at the same levels discussed above, if their adjusted gross income is less than the following levels: $25,000 for single taxpayers and $40,000 for married taxpayers who file joint returns.

Married taxpayers who file joint tax returns will generally be deemed to be active participants if either spouse is an active participant under an employer-sponsored retirement plan. In the case of taxpayers who are active participants in employer-sponsored retirement plans and who have adjusted gross income which exceeds the specified levels, deductible IRA contributions will be phased out on the basis of adjusted gross income between $25,000 and $35,000 for single taxpayers adjusted gross income of $10,000 and under for married taxpayers who file separate returns, and combined adjusted gross income between $40,000 and $50,000 for married taxpayers who file joint returns. The $2,000 IRA deduction is reduced by $200 for each $1,000 of adjusted gross income in excess of the following levels: $25,000 for single taxpayers, $40,000 for married taxpayers who file joint returns, and $0 for married taxpayers who file separate returns. In the case of a taxpayer who contributes to an IRA and a SPIRA, the $2,250 IRA deduction is reduced by $225 for each $1,000 of adjusted gross income in excess of $40,000.

Individuals who are ineligible to make fully deductible contributions may make nondeductible contributions up to an aggregate of $2,000 in the case of contributions (deductible and nondeductible) to an IRA and up to an aggregate of $2,250 in the case of contributions (deductible and nondeductible) to an IRA and SPIRA and the income upon all such contributions will accumulate tax-free until distribution.

In addition, a separate IRA may be established by a "rollover" contribution, which may permit the tax-free transfer of assets from qualified retirement plans under specified circumstances. A "rollover contribution" includes a lump sum distribution received by an individual, because of severance of employment, from a qualified plan and paid into an individual retirement account within 60 days after receipt.

Dividends and capital gains earned on amounts invested in either an IRA or SPIRA are automatically reinvested by the Trustee in shares of the Fund and accumulate tax-free until distribution. Distributions from either an IRA or SPIRA prior to age 59 1/2, unless made as a result of disability or death, may result in adverse tax consequences and penalties. In addition, there is a penalty on contributions in excess of the contribution limits and other penalties are imposed on insufficient payouts after age 70 1/2.

Simplified Employee Pension Plan

A SEP may be utilized by employers to provide retirement income to employees by making contributions to employees SEP IRAs. Owners and partners may qualify as employees. The employee is always 100% vested in contributions made under a SEP. The maximum contribution to a SEP-IRA (an IRA established to receive SEP contributions) is the lesser of $30,000 or 150% of compensation, excluding contributions made pursuant to a salary reduction arrangement. Subject to certain limitations, an employer may also make contributions to a SEP-IRA under a salary reduction arrangement by which the employee elects contributions to a SEP-IRA in lieu of immediate cash compensation. The maximum amount which may be contributed to a SEP-IRA (for 1995) under a salary reduction agreement is the lesser of $30,000 (as adjusted for cost of living increases) or 15% of compensation up to a current annual compensation limit of $150,000.


Contributions by employers under a SEP arrangement up to the maximum permissible amounts are deductible for federal income tax purposes. Contributions up to the maximum permissible amounts are not included in the gross income of the employee. Dividends and capital gains on amounts invested in SEP-IRAs are automatically reinvested in shares of the Fund and accumulate tax-deferred until distribution. Contributions in excess of the maximum permissible amounts may be withdrawn by the employee from the SEP-IRA no later than April 15 of the calendar year following the year in which the contribution is made without tax penalties. Such amounts will, however, be included in the employee's gross income. Withdrawals of such amounts after April 15 of the year next following the year in which the excess contributions is made and withdrawals of any other amounts prior to age 59 1/2, unless made as a result of disability or death, may result in adverse tax consequences.


Qualified Pension Plans

The Qualified Pension Plan can be utilized by self-employed individuals, partnerships and corporations and their employees who wish to purchase shares of a Fund under a retirement program.

The maximum contribution which may be made to a Qualified Pension Plan in any one year on behalf of a participant is, depending on the benefit formula selected by the Employer, up to the lesser of $30,000 or 25% of compensation (net earned income in the case of a self-employed individual). Contributions by Employers to Qualified Pension Plans up to the maximum permissible amounts are deductible for Federal income tax purposes. Contributions in excess of permissible amounts will result in adverse tax consequences and penalties to the Employer. Dividends and capital gains earned on amounts invested in Qualified Pension Plans are automatically reinvested in shares of the Fund and accumulate tax-free until distribution. Withdrawals of contributions prior to age 59 1/2, unless made as a result of disability, death or early retirement, may result in adverse tax consequences and penalties.

403(b)(7) Program

The Tax-Deferred Annuity Program and Custodial Account offered by the Fund (the "403(b)(7) Program") allows employees of certain tax exempt organizations and schools to have a portion of their compensation set aside for their retirement years in shares held in an investment company custodial account.

In general, the maximum limit on annual contributions for each employee is the lesser of $30,000 per year (as adjusted by the IRS for cost-of-living increases), 25% of the employee's compensation or the employee's exclusion allowance specified in Section 403(b) of the Code. However, an employee's salary reduction contributions to a 403(b)(7) Program may not exceed $9,500 a year (reduced by salary reductions made under other tax-sheltered plans). Contributions in excess of permissible amounts may result in adverse tax consequences and penalties. Dividends and capital gains on amounts invested in the 403(b)(7) Program are automatically reinvested in shares of the Fund. It is intended that dividends and capital gains on amounts invested in the 403(b)(7) Program will accumulate tax-free until distribution.

Employees will receive distributions from their accounts under the 403(b)(7) Program following termination of employment by retirement or at such other time as the employer shall designate, but in no case later than an employee's reaching age 65. Withdrawals of contributions prior to age 59 1/2, unless made as a result of disability, death or early retirement, may result in adverse tax consequences and penalties. Employees will also receive distributions from their accounts under the 403(b)(7) Program in the event they become disabled.

                              INVESTMENT PROGRAMS

Automatic Investment Plan


Investors may periodically invest, through banks, broker-dealers or other financial intermediaries offering automatic payment services, specified dollar amounts at periodic intervals in the Fund (the "Automatic Investment Plan"). The minimum initial investment under the Automatic Investment Plan is $250; the subsequent minimum investment is $50. Payments under the Automatic Investment Plan are automatic and will continue until such time as the Fund and the investor's financial institution are notified to discontinue further investments. See "Buying and Selling Shares" in the Prospectus.


                            PERFORMANCE INFORMATION


The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Performance."


Total Return

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission, a fund's advertising performance must include total return quotes calculated according to the following formula:


         P(1 + T)/n/   =            ERV
Where:   P             =            a hypothetical initial payment of $1,000
         T             =            average annual total return
         n             =            number of years (1, 5 or 10)
         ERV           =            ending redeemable value at the end of the 1,
                                    5 or 10 year periods (or fractional portion
                                    thereof) of a hypothetical $1,000 payment
                                    made at the beginning of the 1, 5 or 10 year
                                    periods.



Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Fund's registration statement. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the one, five and ten year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as appropriate, the Fund may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $1,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under the rules of the Securities and Exchange Commission, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



The following table sets forth the average annual total returns for the Fund for certain time periods ending May 31, 1999.



Average Annual Total Returns



For periods ending May  31, 1999       Past 1 year         Past 5 years        Life of Fund*
--------------------------------       -----------         ------------        -------------
Meyers Pride Value Fund                  15.43%                n/a                   19.65%



*The Fund commenced operations on June 13, 1996.


The Fund may also advertise its yield. Under the rules of the Securities and Exchange Commission, the Fund's advertised yield must be calculated using the following formula:



          YIELD  =      2[(a-b +1)/6/ - 1]
                           ---
                           cd
Where:    a      =      dividends and interest earned during the period.
          b      =      expenses accrued for the period (net of reimbursements).
          c      =      the average daily number of shares outstanding during
                        the period that were entitled to receive dividends.
          d      =      the maximum offering price per share on the last day of
                        the period.


Under the foregoing formula, yield is computed by compounding semi-annually, the net investment income per share earned during a 30 day period divided by the maximum offering price per share on the last day of the period. For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Fund, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.


Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the fund securities (the method used by the fund to compute the yield methods may differ) and whether there are any special account charges which may reduce the effective yield.



The yields on certain obligations are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and Standard & Poor's represent their respective opinions as to the quality of the issue. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Fund, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, the Investment Manager will consider whether the Fund should continue to hold the obligation.


                       DETERMINATION OF NET ASSET VALUE;
                          VALUATION OF FUND SECURITIES


The net asset value ("NAV") of each share of the Fund is determined at the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading. The NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's NAV is calculated by deducting the amount of the Fund's liabilities, including expenses payable or accrued, from the value of its assets and dividing the difference by the number of outstanding shares of the Fund. All purchases and redemptions of the Fund will be processed at the NAV next calculated after the receipt of a purchase request or the acceptance of a redemption request which has been deemed to be in good order. See "Buying and Selling Shares" in the Prospectus.


Equity securities held by the Fund are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. If the Fund purchases option contracts, such option contracts which are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Short-term obligations with remaining maturities of less than 60 days are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Fund securities (other than short-term obligations with remaining maturities of less than sixty days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund's Board of Trustees.


A determination of value used in calculating NAV must be a fair value determination made in good faith utilizing procedures approved by the Fund's Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (1) the fundamental analytical data relating to the investment; (2) the nature and duration of restrictions on disposition of the securities; and (3) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

Interest income on short-term obligations held by the Fund is determined on the basis of interest accrued less amortization of premium.

               MANAGEMENT OF AND SERVICE PROVIDERS FOR THE TRUST
                                 AND THE FUND

Trustees and Officers of the Fund


The Board of Trustees is responsible for the overall management and supervision of the Fund's business. The Board of Trustees consists of Ms. Shelly J. Meyers, Mr. Leslie C. Sheppard, Mr. Robert E. Gipson, Professor Leonard Greenhalgh and Dr. Duane E. McWaine. None of the Trustees, with the exception of Ms. Meyers and Mr. Sheppard by virtue of their ownership interests in Meyers Capital Management, are considered "interested persons" of the Fund as defined by the Investment Company Act.



The Board of Trustees is responsible for deciding matters of general policy and reviewing actions of the Fund's contractors and agents, including the actions of the Investment Manager, the Administrator, the Fund Accounting Agent, the Transfer Agent, the Distributor, and the Custodian.


The Trustees and officers of the Fund and their ages and principal occupations during the past five years are set forth below. Asterisks indicate that those Trustees and officers are "interested persons" (as defined by the Investment Company Act) of the Fund. Unless otherwise indicated below, the address of each Trustee and officer is 8901 Wilshire Boulevard, Beverly Hills, California 90211.



                                         Positions(s) Held
Name and Address                Age        with Registrant         Occupation(s) During Past 5 Years
----------------                ---      -----------------         ---------------------------------
Shelly J. Meyers*               40       Trustee (Chairwoman        Chief Executive Officer and President of Meyers Capital
                                         of the Board)              Management, LLC (formerly known as Meyers Sheppard & Co.,
                                         and President              LLC), since February 1996; Assistant Vice President,
                                                                    Institutional Asset Management for The Boston Company
                                                                    Asset Management, Inc., from July 1994 through February
                                                                    1995; Associate, The Boston Company Asset Management, Inc.,
                                                                    June 1993 to September 1993; Lead Analyst, International
                                                                    Audit, Chevron Corporation, from June, 1989 through
                                                                    September, 1992.

Leslie C. Sheppard*             45       Trustee and                Independent Real Estate Portfolio Manager since May 1998:
4045 Eagle Street                        Executive Vice             Asset Manager at GMAC/RFC from March 1997 through May 1998;
San Diego, CA 92103                      President                  Manager and Senior Vice President of Meyers Capital
                                                                    Management, LLC (formerly known as Meyers Sheppard & Co.,
                                                                    LLC), from February 1996 through December 1996; Sales
                                                                    Representative, Fannie Mae, from 1993 through February 1996;
                                                                    Investment Banking Principal and Asset Manager - Real
                                                                    Estate, Takenaka & Co., from 1989 through 1992.

Robert E. Gipson, Esq.          53       Trustee                    Attorney, Gipson, Hoffman & Pancione, a Professional
Gipson Hoffman & Pancione                                           Corporation, since 1982.
1900 Avenue of the Stars
Suite 1100
Los Angeles, CA 90067

                                         Positions(s) Held
Name and Address                Age        with Registrant         Occupation(s) During Past 5 Years
----------------                ---      -----------------         ---------------------------------
Leonard Greenhalgh, Ph.D.       55       Trustee                    Professor of Management, Amos Tuck School of Business
Amos Tuck School of                                                 Administration, Dartmouth College, since 1978.
Business Administration at
Dartmouth College
Hanover, NH 03755

Duane E. McWaine, M.D.          41       Trustee                    Psychiatrist in solo private practice, since 1988.
1314 Westwood Boulevard
Suite 101-D
Los Angeles, CA 90024

Mark Sichley                    41       Vice President             Manager, BISYS Fund Services, Inc., since 1987.
BISYS Fund Services
1230 Columbia Street
Suite 500
San Diego, CA 92101

Joseph H. Bragdon               60       Vice President             Managing Director, Policy Research, Meyers Capital Management,
Conservest Management Co.                                           LLC, as of December 31, 1998;  co-founder and director of
One State Street, Ste. 415                                          Walden Capital Management, an institutional investment adviser
Boston, MA 02109                                                    specializing in global socially responsive portfolios, from
                                                                    1994 to 1998; founder Conservest Management Co., an investment adviser and trustee serving New England families, in 1973;
                                                                    Account Executive and Consultant, H.C. Wainright & Co., an
                                                                    investment  research firm from 1969 to 1973.

Laila Poveda                    37       Vice President             Vice President of Administration, Meyers Capital Management,
                                                                    LLC, since 1999; Administration and Operations Assistant,
                                                                    Meyers Capital Management, LLC, from 1996 to 1999; Manager,
                                                                    Mixografia Workshop and Gallery, from 1990 to 1996; Compliance specialist, Union Federal Savings Bank, from 1989 to 1991.

Dean T. Hara                    42       Vice President             Vice President, Meyers Capital Management, LLC, since June 1999;
15 A Upton Street                                                   Owner/Marketing Consultant, Meyers Capital Management, LLC,
Boston, MA 02118                                                    since September, 1998; Business Consultant on strategic
                                                                    planning and public relations, from 1997 to 1998; Manager of external communications and special projects, U.S. Department of Interior, from 1993-1997; Assistant to the Director of Human
                                                                    Resources, American Association of Retired Persons (AARP), from
                                                                    1989 to 1993.

Gary R. Tenkman                 29       Treasurer and              Director, Financial Services, BISYS Fund Services, Inc., since
BISYS Fund Services                      Principal Accounting       1998; Audit Manager, Ernst & Young LLP, from 1996 to 1998; Audit
3435 Stelzer Road                        Officer                    Supervisor, Ernst & Young, LLP, from 1994 to 1996.
Columbus, Ohio 43219

Manderley A. Rush               31       Secretary                  Counsel, BISYS Fund Services, Inc., since 1998; Staff Attorney,
BISYS Fund Services                                                 Ohio Department of Commerce, from 1997 to 1998; Associate
3435 Stelzer Road                                                   Attorney, Boyd & Boyd Co., L.P.A., from 1995 to 1997.
Columbus, Ohio 43219

                                         Positions(s) Held
Name and Address                Age        with Registrant         Occupation(s) During Past 5 Years
----------------                ---      -----------------         ---------------------------------
Alaina Metz                     32       Assistant Secretary        Chief Administrative Officer, BISYS Fund Services Inc., since
BISYS Fund Services                                                 June 1995; Supervisor, Blue Sky Department, Alliance Capital
3435 Stelzer Road                                                   Management, from May 1989 to June 1995.
Columbus, Ohio 43219


Compensation Table


The following table shows the compensation paid by the Trust to the Trustees for the Fund's fiscal year ended May 31, 1999:


                                                                                          Total Compensation
                          Aggregate         Pension or Retirement    Estimated Annual     from Trust and Fund
                      Compensation from     Benefits Accrued as      Benefits upon          Complex Paid to
Name of Trustee           The Fund          Part of Fund Expenses    Retirement                Trustees
--------------------  -----------------     ---------------------    ----------------     --------------------
Shelly J. Meyers            None            None                     None                        None
Leslie C. Sheppard          None            None                     None                        None
Robert E. Gipson            $3,000          None                     None                        $3,000
Leonard Greenhalgh          $3,000          None                     None                        $3,000
Duane E. McWaine            $3,000          None                     None                        $3,000

The Trust pays $2,000 in fees per annum to each Trustee who is not a manager, officer, employee or holder of 5% or more of the Investment Manager, its affiliates, or any Fund service provider, plus $250 per meeting attended by such Trustee, together with such Trustees' out-of-pocket expenses related to attendance at meetings of the Board of Trustees. Executive officers of the Trust will receive no compensation from the Trust for their services as such. The Trust does not have a pension or retirement plan applicable to Trustees or officers of the Trust.


All Trustees and officers as a group own less than 1% of the outstanding shares of the Fund as of July 2, 1999.



As of July 2, 1999 to the knowledge of the Administrator, Charles Schwab and Company, Inc. owned 14.43% of the outstanding shares of the Fund.



Investment Manager and Adviser



The Fund's Investment Manager, Meyers Capital Management, serves as both the manager and the investment adviser for the Fund. The Investment Manager is a California limited liability company organized on January 23, 1996. The manager and principal owner of the Investment Manager is Ms. Shelly J. Meyers. The officers of the Investment Manager are Ms. Meyers, Chief Executive Officer and President, Mr. Sheppard, Executive Vice President, Mr. Bragdon, Vice President of Operations, Ms. Poveda, Vice President of Administration, and Mr. Hara, Vice President.



The Investment Manager provides its services as the Fund's manager and investment adviser pursuant to an Investment Management Agreement approved by the Board of Trustees, dated May 9, 1996, as amended April 30, 1999.



As the Fund's manager, the Investment Manager oversees (subject to the supervision of the Board of Trustees) the overall operations and administration of the Fund, including the provision of professional services rendered by the Distributor, Administrator, Transfer Agent, and Custodian, as well as accounting, auditing and other services.



As the Fund's investment adviser, the Investment Manager implements the Fund's investment strategies and manages the Fund's investments in accordance with the Fund's Investment Objective and subject to the overall supervision and approval by the Board of Trustees. Specifically, the Investment Manager determines, from among the universe of companies identified as satisfying the Investment Objective, which companies the Fund should invest in, what the appropriate mix of investments of such companies should be, and the timing and extent of adjustments in the Fund's holdings to satisfy the requirements of diversification and to adequately maintain sufficient reserves for anticipated redemptions of shares. The Investment Manager also has sole discretion to select brokers for purchases and sales. Although the Investment Manager's investment advisory activities are subject to general oversight by the Trustees and officers of the Fund, neither the Trustees nor officers of the Fund evaluate the merits of the Investment Manager's selection of individual securities from among companies identified as having progressive Open Workplace policies.


The Investment Manager furnishes at its own expense all facilities and personnel necessary in connection with providing these services.

The Investment Management Agreement continues in effect if such continuance is specifically approved at least annually by the Fund's Board of Trustees or by a majority vote of the shareholders of the Fund at a meeting called for the purpose of voting on the Investment Management Agreement (with the vote of each being in proportion to the amount of their investment), and, in either case, by a majority of the Fund's Trustees who are not parties to the Investment Management Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Management Agreement.

The Investment Management Agreement provides that the Investment Manager may render both management and investment advisory services to others. The Investment Management Agreement is terminable without penalty on not more than 60 days written notice by the Fund when authorized either by majority vote of the shareholders in the Fund (with the vote of each being in proportion to the amount of their investment) or by a vote of a majority of its Board of Trustees, or by the Investment Manager, and will automatically terminate in the event of its assignment. The Investment Management Agreement provides that neither the Investment Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Investment Management Agreement.


Pursuant to the terms of the Investment Management Agreement, the Fund pays the Investment Manager for its management and investment advisory services, a monthly fee (on an annual basis) equal to 1% of the Fund's average daily net assets. The Investment Manager reserves the right of any time to reduce and/or waive all or part of its fees. The Investment Manager had undertaken in its initial Registration Statement to waive the portion of its investment management fee necessary to maintain Total Annual Operating Expenses at no more than 2.25% per year of average daily net assets, and subsequently agreed, effective January 31, 1997, to voluntarily waive an additional portion of its investment management fee and reimburse such portion of the Fund's expenses necessary to maintain Total Annual Operating Expenses at no more than 1.95% per year of average daily net assets. For the fiscal period ended May 31, 1997, the Investment Manager earned $7,384. For the fiscal years ended May 31, 1998 and 1999, the Investment Manager earned $22,095 and $35,266, respectively, and waived all of such fees.


Administrator

The Fund entered into an agreement with BISYS LP to provide the Fund with administrative services effective January 1, 1997. Pursuant to the Administration Agreement, BISYS LP generally performs or supervises the performance by others of certain administrative services including, without limitation, calculating Fund expenses and controlling disbursements; assisting Fund counsel with preparing prospectuses, statements of additional information, registration statements and proxy materials; preparing reports, applications and documents required for compliance by the Fund with applicable federal and state laws and regulations; developing and preparing communications to shareholders, including the Fund's Annual Report and proxy materials; administering contracts between the Fund and other service providers; coordinating and supervising the filing of the Fund's tax returns; and monitoring and advising the Fund on its registered investment company status under the Internal Revenue Code. BISYS LP also provides persons satisfactory to the Board of Trustees of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Trustees of the Fund, may be directors, officers or employees of BISYS LP or its affiliates.


As compensation for these services, the Fund pays BISYS LP an annual fee equal to 0.15%
of the first $100 million in aggregate Fund assets, 0.10% for the next
$400 million, 0.07% for the next $500 million, and 0.06% for aggregate Fund assets in excess of $1 billion. Effective January 1, 1998, the fees set forth are subject to a minimum fee of $60,000 for the calendar year ending December 31, 1998. Effective January 1, 1998, the fee amounts set forth are subject to a minimum fee of $75,000 for the calendar year ending December 31, 1999. For the fiscal period ended May 31, 1997, BISYS LP and Furman Selz, LLC, earned administrative fees of $98,000, which was to be reimbursed by the Investment Manager and/or a portion of which was subsequently waived by the Administrator. For the fiscal years ended May 31, 1998 and 1999, BISYS LP earned administrative fees of $26,390 and $66,428, respectively.


BISYS LP will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters relating to the Administration Agreement, except a loss from willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard by BISYS LP of its obligations and duties. So long as BISYS LP acts in good faith and with due diligence and without negligence, the Fund assumes full responsibility to indemnify BISYS LP and hold it harmless from and against any and all actions, suits and claims.

The term of the Administration Agreement shall be for a period ending December 31, 1999. The Administration Agreement shall be renewed automatically for successive periods of two years after December 31, 1999 unless written notice of non-renewal is provided by either party not less than 90 days prior to the end of the then-current term.

The Fund's Administration Agreement with Furman Selz, LLC was terminated effective January 1, 1997, and replaced with BISYS LP, as the result of the acquisition of Furman Selz, LLC's mutual fund business by BISYS Fund Services.

Fund Accounting Agent

The Fund has entered into a Fund Accounting Agreement with BISYS Fund Services, Inc. ("BISYS Inc.") to provide the Fund with fund accounting services effective January 1, 1997. Under the Fund Accounting Agreement, BISYS Inc. maintains books and records required under Rule 31a-1 under the Investment Company Act, including journals containing an itemized daily record of purchases and sales of securities and receipts and disbursements of cash; ledgers reflecting all assets, liability and reserve accounts; and a monthly trial balance of all ledger accounts. BISYS Inc. also calculates the Fund's NAV on a daily basis; obtains security prices from independent pricing services; verifies and reconciles daily trade activities; posts Fund transactions; provides accounting and periodic reports; and provides information for the Fund's federal and state income tax returns, audits and securities filings.

In consideration of its services under the Fund Accounting Agreement, effective January 1, 1998, the Fund pays BISYS Inc. the sum of $30,000 per year, plus reimbursement of its out-of-pocket expenses. For the fiscal period ended May 31, 1997, the Fund paid BISYS Inc. and Furman Selz, LLC, in the aggregate, fund accounting fees of $36,594. For the fiscal years ended May 31, 1998 and 1999, the Fund paid to BISYS Inc. fund accounting fees of $34,771 and $31,873, respectively.


BISYS Inc. will not be liable for any action taken or omitted in the absence of bad faith, willful misfeasance, negligence or reckless disregard. The Fund shall indemnify and hold BISYS Inc. harmless from and against any and all claims, demands, suits, judgments and liabilities other than actions or omissions of BISYS Inc. in cases of its own bad faith, willful misfeasance, negligence or reckless disregard.

The term of the Fund Accounting Agreement shall be for a period ending December 31, 1999. The Fund Accounting Agreement shall be renewed automatically for successive two-year terms unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term.

The Fund's Fund Accounting Agreement with Furman Selz, LLC was terminated effective January 1, 1997, and replaced with BISYS Inc., as the result of the acquisition of Furman Selz, LLC's mutual fund business by BISYS Fund Services.

Transfer Agent

BISYS Inc., which has its principal business address at 3435 Stelzer Road, Columbus, Ohio, 43219, has been retained to act as the Fund's Transfer Agent. The Fund has entered into a Transfer Agency Agreement with BISYS Inc. to provide the Fund with dividend disbursing and transfer agency services, pursuant to a Transfer Agency Agreement, effective October 14, 1996. Pursuant to the Transfer Agency Agreement, BISYS Inc. provides dividend disbursement, registrar and transfer agency services to the Fund. Effective January 1, 1998, the Fund pays BISYS Inc. an annual fee of $21 per shareholder, subject to a $15,000 per year minimum. BISYS Inc. shall also be reimbursed by the Fund for all costs incurred by it. For the fiscal period ended May 31, 1997, the Fund paid to BISYS Inc. and Furman Selz, LLC, in the aggregate, transfer agency fees of $18,408. For the fiscal years ended May 31, 1998 and 1999, the Fund paid to BISYS Inc. transfer agency fees of $35,232 and $51,767, respectively.



BISYS Inc. will not be liable for any action taken or omitted in the absence of bad faith, willful misfeasance, negligence or reckless disregard. The Fund shall indemnify and hold BISYS Inc. harmless from and against any and all claims, demands, suits, judgments and liabilities other than actions or omissions of BISYS Inc. in cases of its own bad faith, willful misfeasance, negligence or reckless disregard.

The term of the Transfer Agency Agreement shall be for a period ending December 31, 1999. The Transfer Agency Agreement shall be renewed automatically for successive two-year terms unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term.

The Fund's Transfer Agency Agreement with Furman Selz, LLC was terminated effective October 14, 1996, and replaced with BISYS Inc., as the result of the acquisition of Furman Selz, LLC's mutual fund business by BISYS Fund Services.

Distributor


BISYS LP, which has its principal business address at 3435 Stelzer Road, Columbus, Ohio, 43219, serves as the Fund's principal underwriter and distributor. The Fund offers shares for sale to the public on a continuous basis.

The Board of Trustees has adopted a Plan of Distribution (the "Distribution Plan") with respect to the Fund pursuant to Rule 12b-1 of the Investment Company Act. The Distribution Plan was adopted solely for the purpose of reimbursing BISYS LP for activities primarily intended to result in the sale and distribution of Fund shares. As contemplated by the Distribution Plan, BISYS LP acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to the Distribution Agreement. Pursuant to the Distribution Agreement, effective January 1, 1997, BISYS LP also acts as the Fund's Distributor, and is responsible for facilitating the continuous sale and redemption of Fund shares. Under the Distribution Plan, the Fund is authorized to spend up to 0.25% (on an annual basis) of the value of the Fund's average daily net assets for BISYS LP's services in connection with the sale and distribution of Fund shares and other fees for services provided to shareholders. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the Fund's expenses.

Under the Distribution Plan, the Fund is authorized to reimburse for expenses incurred in connection with the sale and distribution of Fund shares and other fees for services provided to shareholders, including payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of shares of the Fund, payments to employees of the BISYS LP, advertising expenses and the expenses of printing and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses.

For the fiscal period ended May 31, 1997 the Fund incurred distribution and service fees of $1,974. For the fiscal years ended May 31, 1998 and 1999, the Fund incurred distribution and service fees of $5,524 and $8,816, respectively. For the fiscal year ended May 31, 1999, total payments made by the Fund under the Distribution Plan were spent as follows: (i) $4,911 on advertising; (ii) $3,628 on the printing and mailing of prospectuses to other than current shareholders; (iii) $0 on compensation to underwriters; (iv) $277 on compensation to broker-dealers; (v) $0 on compensation to sales personnel; and
(vi) $0 on interest, carrying,
or other finance charges.

If more money for services rendered is due than is immediately payable because of the limitation of the amounts payable under the Distribution Plan, the unpaid amount is carried forward from period to period while the Distribution Plan is in effect until such time as it may be paid. Any expense payable hereunder may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets of the Fund is payable per annum. No interest, carrying or other forward charge will be borne by the Fund with respect to unpaid amounts carried forward.

The Distribution Plan will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Fund's Trustees and a majority of the Fund's Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan (the "Independent Trustees"). BISYS LP provides the Trustees of the Fund with a quarterly written report of amounts expended by it under the Distribution Plan and the purposes for which such expenditures were made in order to enable the Board of Trustees to make an informed decision as to whether the Distribution Plan should be continued pursuant to Rule 12b-1. The Distribution Plan has been approved by a majority of the Board of Trustees, including a majority of the Independent Trustees.

The Distribution Plan also provides that the selection and nomination of the Fund's Independent Trustees shall be committed to the discretion of the disinterested Trustees of the Fund. The Distribution Plan may be terminated upon 60 days written notice by a vote of a majority of the Fund's Independent Trustees or by a vote of the shareholders of the Fund, or, alternatively, by 60 days written notice by BISYS LP. In the event the Distribution Plan is terminated, the Fund shall have no liability for expenses that were not reimbursed as of the date of termination. The Distribution Plan may not be amended to materially increase the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Fund's Trustees and the Fund's Independent Trustees. BISYS LP will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years BISYS LP will preserve such copies in an easily accessible place.

The Fund's Distribution Agreement with Furman Selz, LLC was terminated effective January 1, 1997, and was replaced with BISYS LP, as the result of the acquisition of Furman Selz, LLC's mutual fund business by BISYS Inc.



Custodian


BNY Western Trust Company (the "Custodian"), which has its principal business address at 700 South Flower Street, Suite 250, Los Angeles, California 90017, has been retained to act as the Fund's Custodian. The Custodian, a subsidiary of The Bank of New York Company, Inc., has entered into a Custodian Agreement with the Fund, effective September 9, 1997. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, collecting interest on the Fund's investments, and maintaining books of original entry for fund accounting purposes.



                              INDEPENDENT AUDITORS


KPMG LLP, which has its principal business address at Two Nationwide Plaza, Columbus, Ohio 43215, are the independent auditors for the Fund, providing audit services, tax return preparation, and consultation with respect to the preparation of filings with the Securities and Exchange Commission.



                                 CODE OF ETHICS

The Trust, on behalf of the Fund, adopted a Code of Ethics (the "Code of Ethics"), which establishes standards by which certain access persons of the Trust must abide relating to personal securities trading conduct. The Code of Ethics provides that access persons shall place the interests of the shareholders of the Fund first, shall avoid potential or actual conflicts of interest with the Fund, and shall not take unfair advantage of their relationship with the Fund. Access persons will be required by the Code of Ethics to file quarterly reports of personal securities investment transactions. The Code of Ethics provides that certain designated supervisory person(s) will be appointed by the Trust, and shall supervise implementation and enforcement of the Code of Ethics and shall, at their sole discretion, grant or deny approval of transactions required by the Code of Ethics.

                                    TAXATION

Each year the Fund intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, as to the nature of the Fund's gross income, the amount of Fund distributions and the composition and holding period of the Fund's assets. Because the Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes. If the Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income (without deduction for dividends paid to its shareholders) and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.

Shareholders of the Fund will have to pay federal income taxes and any state or local income taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. A portion of the Fund's ordinary income dividends is normally eligible for the dividends received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for a particular shareholder is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their Fund shares.

The maximum tax rate for individual taxpayers on net long-term capital gains (i.e., the excess of net long-term capital gains over net short-term capital loss) is 20%. A lower rate of 18% will apply after December 31, 2000 for assets held for more than 5 years. However, the 18% rate applies only to assets acquired after December 31, 2000 unless the taxpayer elects to treat an asset held prior to such date as sold for fair market value on January 1, 2001. In the case of individuals whose ordinary income is taxed at a 15% rate, the 20% rate for assets held for more than 18 months is reduced to 10% and the 10% rate for assets held for more than 5 years is reduced to 8%.

Amounts not distributed on a timely basis in accordance with the calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must, and intends to, distribute during each calendar year substantially all of its ordinary income for that year and substantially all of its capital gain in excess of its capital losses for that year, plus any undistributed ordinary income and capital gains from previous years. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared. The Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.

Any Fund distribution will have the effect of reducing the per share NAV of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than 12 months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

The Fund is organized as a Delaware business trust and, under current law, is not liable for any income or franchise tax in the State of Delaware as long as the Fund qualifies as a regulated investment company under the Code. The Fund's fiscal year-end is May 31.

Fund shareholders may be subject to state and local taxes on Fund distributions to them. Shareholders are advised to consult with their tax advisers with respect to the particular tax consequences to them of an investment in the Fund.



                  FUND TRANSACTIONS AND BROKERAGE COMMISSIONS

Specific decisions to purchase or sell securities for the Fund are made by a portfolio manager who is an employee of the Investment Manager and who is appointed and supervised by its senior officers. Changes in the Fund's investments are reviewed by its Board of Trustees. The portfolio manager serving the Fund on behalf of the Investment Manager may serve other clients of the Investment Manager in a similar capacity.

The Fund's primary consideration in placing securities transactions with a broker-dealer for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Investment Manager attempts to achieve this result by selecting a broker-dealer to execute transactions on behalf of the Fund and other clients of the Investment Manager based upon various relevant factors, including but not limited to, the size and type of transaction, execution efficiency, the basis of their professional capability, the value and quality of their brokerage services, and the reasonableness of their brokerage commissions. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Investment Manager normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Investment Manager on the tender of the Fund's securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Fund by the Investment Manager. At present no other recapture arrangements are in effect. Consistent with the foregoing primary consideration, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Fund may determine, the Investment Manager may consider sales of shares of the Fund and of securities of other investors as a factor in the selection of broker-dealers to execute the Fund's securities transactions.



Under the Investment Management Agreement, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Investment Manager may cause the Fund to pay a broker-dealer acting on an agency basis which provides brokerage and research services to the Investment Manager an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Investment Manager determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Investment Manager's overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising the Fund.



The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of the Investment Manager, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the Investment Manager's other clients, in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement. Certain broker-dealers may be willing to furnish statistical, research and other factual information or services to the Investment Manager for no consideration other than brokerage or underwriting commissions.


The fees that the Fund pays to the Investment Manager will not be reduced as a consequence of the Fund's receipt of brokerage and research services. To the extent the Fund's securities transactions are used to obtain brokerage and research services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid for such portfolio transactions and research, by an amount which cannot be presently determined. Such services may be useful and of value to the Investment Manager in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients may be useful to the Investment Manager in carrying out its obligations to the Fund. While such services are not expected to reduce the expenses of the Investment Manager, the Investment Manager would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

The Fund will not engage in brokerage transactions with the Investment Manager or the Administrator, or any of their respective affiliates or any affiliate of the Fund except to the extent, within the meaning of Rule 17e-1 of the Investment Company Act, any commissions, fees or other remunerations payable in connection with such transactions do not exceed the usual and customary commission or fee of such broker and are reasonable and fair compared to those which could be obtained by other brokers in comparable transactions.


In certain instances there may be securities which are suitable for the Fund as well as for one or more of the Investment Manager's other clients. Investment decisions for the Fund and for the Investment Manager's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.


For the fiscal period ended May 31, 1997, the Fund paid $2,501 in aggregate brokerage commissions. For the fiscal years ended May 31, 1998 and 1999, the Fund paid $4,672 and $11,045, respectively, in aggregate brokerage commissions.

For the fiscal period ended May 31, 1999, the Fund paid $792 in brokerage commissions to Charles Schwab and Company, Inc. For the fiscal years ended May 31, 1998 and 1999, the Fund paid $1,080 and $1,012 in brokerage commissions to Charles Schwab and Company, Inc. For the fiscal year ended May 31, 1999, the Fund's brokerage commissions paid to Charles Schwab and Company, Inc. constituted 9.16% of the Fund's aggregate brokerage commissions. The Fund carried out 13.12% of its aggregate dollar amount of transactions through Charles Schwab and Company, Inc. for the fiscal year ended May 31, 1999.

For the fiscal year ended May 31, 1999, the Fund paid $2,057 in brokerage commissions for brokerage transactions directed to a broker because of research services provided and engaged in $1,592,277 of directed brokerage transactions.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


The Fund is a Delaware Business Trust established under a Certificate of Trust, dated March 20, 1996, and filed with the Delaware Secretary of State on March 25, 1996, and governed by a Trust Instrument dated March 26, 1996. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.00001 par value, issued in the series. Each share of the series represents an equal proportionate interest in the series with each other share of the series.

In addition to the shares offered in the Fund's prospectus and this SAI, the Fund also offers a second class of shares that is not publicly offered in the United States.

The assets of the Fund received for the issue or sale of the shares of the Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to the series and constitute the underlying assets of such series. The underlying assets of the series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Fund. If the series is unable to meet its obligations, the assets of only that series, and no other series, will be available to creditors for that purpose. General liabilities, expenses, costs, charges or reserves which are not readily identifiable as belonging to any particular series shall be allocated and charged by the Trustees between or among any one or more of the series in such manner as the Trustees deem fair and equitable.

The Fund's shares have no preemptive or conversion rights. A shareholder may, at any time, require the Fund to redeem any or all of the shares owned by that shareholder at NAV. Each share of the Fund has equal voting, dividend, distribution and liquidation rights. In the event of the dissolution or liquidation of the Fund or any series, the holders of the shares of any series are entitled to ratably receive, as a class, the value of the underlying assets of such shares available for distribution to shareholders. However, the payment to the holders may be reduced by any fees, expenses or charges allocated to that series. All shares of the Fund, when duly issued, are fully paid and nonassessable.

Shares of the Fund entitle their holder to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. All voting rights for the election of Trustees are noncumulative, which means that holders of more than 50% of the shares can elect 100% of the Trustees then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

The Trustees of the Fund have the authority to designate additional series and to designate the relative rights and preferences as between the different series. There is presently one series so designated.



The Trust Instrument provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund unless, as to liability to Fund or Fund shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Fund. In the case of settlement, such indemnification will be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

The Trust Instrument contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of a Fund solely by reason of his or her being or having been a shareholder.

The Trust Instrument also provides for the maintenance, by or on behalf of the Trust and the Fund, of appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust and the Fund, their shareholders, trustees, officers, employees and agents, covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law did not apply, inadequate insurance existed and the Fund itself was unable to meet its obligations.

                              FINANCIAL STATEMENTS


The audited financial statements for the Fund and the notes thereto appearing in the most current fiscal year Annual Report to shareholders are incorporated in this SAI by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements included the Annual Report have been audited by the Fund's independent auditors, KPMG LLP, whose report thereon dated July 23, 1999, is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing. Additional copies of the Annual Report may be obtained at no charge by telephoning the Fund at the telephone number appearing on the front page of this SAI.

                                    PART C

                               OTHER INFORMATION

                            MEYERS PRIDE VALUE FUND


Item 23.  Exhibits

          Exhibit
          Number    Description of Exhibit
          ------    ----------------------

          (a)(1)    Trust Instrument dated March 26, 1996/(1)/

          (a)(2) Certificate of Trust dated March 20, 1996, and filed by the Delaware Secretary of State on March 25, 1996/(1)/

          (a)(3) Certificate of Amendment to Certificate of Trust, dated January 15, 1997, and filed by the Delaware Secretary of State on January 29, 1997/(4)/

          (b)       By-Laws adopted on March 26, 1996/(1)/

          (c)       None

          (d)(1) Investment Management Agreement, dated May 9, 1996, between Meyers Sheppard Investment Trust and Meyers, Sheppard & Co., LLC/(1)/

          (d)(2) Amended Investment Management Agreement, dated April 30, 1999, between the Registrant (formerly Meyers Sheppard Investment Trust) and Meyers Capital Management, LLC (formerly Meyers, Sheppard & Co., LLC) - Filed herewith

          (e)(1) Distribution Agreement, dated May 9, 1996, between the Registrant and Furman Selz, LLC/(1)/

          (e)(2) Distribution Agreement, dated November 14, 1996 between, the Registrant and BISYS Fund Services Limited Partnership/(4)/

          (f)       Not applicable

          (g)(1) Custodian Agreement, dated May 9, 1996, between the Registrant and Wells Fargo Bank, N.A./(1)/

          (g)(2) Amendment to Custodian Agreement, dated September 9, 1997, between the Registrant and BNY Western Trust Company/(6)/

          (h)(1) Administration Agreement, dated May 9, 1996, between the Registrant and Furman Selz, LLC/(1)/

          (h)(2) Administration Agreement, dated November 14, 1996, between the Registrant and BISYS Fund Services Limited Partnership/(4)/

          (h)(3) Amendment to Administration Agreement, dated January 1, 1998, to the Administration Agreement, dated November 14, 1996, between the Registrant and BISYS Fund Services Limited Partnership/(7)/

          (h)(4) Fund Accounting Agreement, dated May 9, 1996, between the Registrant and Furman Selz, LLC/(1)/

          (h)(5) Fund Accounting Agreement, dated November 14, 1996, between the Registrant and BISYS Fund Services, Inc./(4)/

          (h)(6) Amendment to Fund Accounting Agreement, dated January 1, 1998, to the Fund Accounting Agreement, dated November 14, 1996, between the Registrant and BISYS Fund Services, Inc./(7)/

          (h)(7) Transfer Agency Agreement, dated May 9, 1996, between the Registrant and Furman Selz, LLC/(1)/

          (h)(8) Transfer Agency Agreement, dated November 14, 1996, between the Registrant and BISYS Fund Services, Inc./(4)/

          (h)(9) Amendment to Transfer Agency, dated January 1, 1998, to the Transfer Agency Agreement, dated November 14, 1996, between the Registrant and BISYS Fund Services, Inc./(7)/

          (i)       Opinion and Consent of Pollet & Woodbury, a Law
                    Corporation/(1)/

          (j)       Consent of Independent Auditors - Filed herewith.

          (k)       None

          (l)(1)    Form of Subscription Letter for $100,000 Seed Capital/(1)/

          (l)(2)    Form of Subscription Response Letter/(2)/

          (m)(1) Form of Plan of Distribution adopted by the Registrant on May 9, 1996/(1)/

          (m)(2) Plan of Distribution as re-adopted by the Registrant on April 14, 1997/(7)/

          (m)(3) Plan of Distribution as re-adopted by the Registrant on June 24, 1999 - Filed herewith

          (n)       Financial Data Schedule -- Filed herewith

          (o)       Form of Rule 18f-3 Plan -- Filed herewith

          /(1)/ Previously provided as exhibit to Pre-Effective Amendment No. 1 to Form N-1A filed by the Registrant on May 3, 1996.

          /(2)/ Previously provided as exhibit to Pre-Effective Amendment No. 2 to Form N-1A filed by the Registrant on June 5, 1996.

          /(3)/ Previously provided as exhibit to Post-Effective Amendment No. 1 to Form N-1A filed by the Registrant on June 13, 1996.

          /(4)/ Previously provided as exhibit to Post-Effective Amendment No. 2 to Form N-1A filed by the Registrant on January 30, 1997.

          /(5)/ Previously provided as exhibit to Post-Effective Amendment No. 3 to Form N-1A filed by the Registrant on February 6, 1997.

          /(6)/ Previously provided as exhibit to Post-Effective Amendment No. 4 to Form N-1A filed by the Registrant on September 25, 1997.

          /(7)/ Previously provided as exhibit to Post-Effective Amendment No. 5 to Form N-1A filed by the Registrant on September 25, 1998.


Item 24.  Persons Controlled by or Under Common Control with Registrant.

          None

Item 25.  Indemnification.

Reference is made to Article IX of Registrant's Trust Instrument.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Adviser.

The list required by this Item 26 of the managers and officers of Meyers Capital Management, LLC (formerly Meyers, Sheppard & Co., LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such managers and officers during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Meyers Sheppard & Co., LLC, pursuant to the Advisers Act (SEC File No. 801-51437).


Item 27.  Principal Underwriters.

       (a) BISYS Fund Services Limited Partnership, an Ohio limited partnership, is the distributor (the "Distributor") for the shares of the Registrant. The Distributor also serves as the principal underwriter or placement agent for other unrelated registered investment companies.

       (b) The information required by this Item 27 with respect to the Distributor is incorporated by reference to Schedule A of Form BD filed by BISYS Fund Services Limited Partnership pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-32480).

       (c)  Not applicable.


Item 28.  Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the Rules thereunder will be maintained at the offices of:

       (1) Records relating to management and investment advisement functions:

          Meyers Pride Value Fund
          c/o Meyers Investment Trust
          8901 Wilshire Boulevard
          Beverly Hills, California 90211

       (2) Records relating to administration and distribution functions:

          BISYS Fund Services Limited Partnership
          3435 Stelzer Road
          Columbus, Ohio 43219

       (3) Records relating to fund accounting and registrar/transfer agency functions:

          BISYS Fund Services, Inc.
          3435 Stelzer Road
          Columbus, Ohio  43219

       (4) Records relating to custodial functions:

          BNY Western Trust Company
          700 South Flower Street, Suite 250
          Los Angeles, California 90017

Item 29.  Management Services.

The Registrant is not a party to any management related service contract not discussed in Part A or Part B of this Registration Statement.


Item 30.  Undertakings.

Not applicable

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment No. 6 to Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Beverly Hills, State of California, on July 26, 1999.

                              MEYERS INVESTMENT TRUST
                              (formerly Meyers Sheppard Investment Trust)

                              (Registrant)



                              By:    /s/Shelly J. Meyers
                                     -------------------
                              Name:  Shelly J. Meyers
                              Title: Chairwoman, Trustee and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on July 26, 1999.

Signatures                     Title                                   Date
----------                     -----                                   ----

By:  /s/ Shelly J. Meyers      Chairwoman, Trustee and President       July 26, 1999
     --------------------
     Shelly J. Meyers


By:  /s/ Leslie C. Sheppard *  Trustee and Executive Vice President    July 26, 1999
     ----------------------
     Leslie C. Sheppard


By:  /s/ Robert E. Gipson *    Trustee                                 July 26, 1999
     --------------------
     Robert E. Gipson


By:  /s/ Leonard Greenhalgh *  Trustee                                 July 26, 1999
     ----------------------
     Leonard Greenhalgh


By:  /s/ Duane E. McWaine *    Trustee                                 July 26, 1999
     --------------------
     Duane E.  McWaine


By:  /s/ Gary R. Tenkman       Treasurer and Principal Accounting      July 26, 1999
     -------------------       Officer
     Gary R. Tenkman

/s/ Shelly J. Meyers
--------------------
Shelly J. Meyers
Attorney-in-fact

* Pursuant to Power of Attorney filed with Post-Effective Amendment No. 4, which was filed with the Securities and Exchange Commission on September 25, 1997.

                              FILED EXHIBIT INDEX

                             Description of Exhibit
                             ----------------------

d(2) Amended Investment Management Agreement, dated April 30, 1999, between the Registrant (formerly Meyers Sheppard Investment Trust) and Meyers Capital Management, LLC (formerly Meyers, Sheppard & Co., LLC)

(j)   Consent of Independent Auditors

m(3)  Plan of Distribution as re-adopted by the Registrant on June 24, 1999

(n)   Financial Data Schedule

(o)   Form of Rule 18f-3 Plan